UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square. Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-3573

Date of fiscal year end: May 31, 2017

Date of reporting period: November 30, 2016

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders for the fiscal half-year ended November 30, 2015, pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1), is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

November 30, 2016

1

TABLE OF CONTENTS

Manager's Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	18

2	CCM Alternative Income Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2016, the CCM Alternative Income Fund (the “Fund”) delivered a total return of 0.65%. For the same period, the Citigroup 3-month T-Bill Index returned 0.16%.

The Fund continues to focus on value oriented investments with valuations supported by fundamental cash flow analysis. The yield curve steepened during the six-month period ended November 30, 2016. The 10-year Treasury yield increased from 1.85% to 2.38% while the 2-year note increased from 0.88% to 1.11%.

Economic signals were modestly positive during the period as employment showed signs of mild improvement and the GDP growth rate increased. The unemployment rate improved marginally from 4.7% to 4.6% and GDP growth improved to a third quarter annualized rate of 3.5%. Equity markets rallied significantly in November, and the S&P 500 index generated a total return of 6.01% for the six month period.

Subsequent to the date of this report, the Federal Reserve raised the Federal Funds Rate by 25 basis points in December.

Return figures represent past performance and do not indicate future results.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The CCM Alternative Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2016

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.42%
GMAC Capital Trust I, 02/15/2040	4.04%
DNB Bank, 12/29/2049	3.24%
Macquarie Infrastructure Corp.	2.90%
Crestwood Equity Partners	2.88%
USDA Loan, 12/01/2047	2.87%
Washoe County, 02/01/2040	2.76%
Hollywood Beach Community Development District I, 10/01/2045	2.67%
Austin, 11/15/2042	2.65%
Post Holdings, 02/15/2022	2.51%
32.94%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	4.43%
Closed-End Funds	8.35%
Common Stock	30.37%
Corporate Bonds	13.58%
FGLMC Single Family	0.04%
FHA Project Loans	7.64%
FNMA Multifamily	1.61%
GNMA Multifamily	2.12%
Money Market Fund	3.48%
Municipal Bonds	41.76%
Preferred Stock	7.91%
USDA Loan	2.87%
Liabilities in Excess of Other Assets	(24.16)%
100.00%

**	Excludes securities sold short.

4	CCM Alternative Income Fund

Expenses November 30, 2016

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2016 and held for the six-month period ended November 30, 2016.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period* June 1, 2016 Through November 30, 2016
Actual	Institutional Shares	$1,000.00	$1,006.50	$14.99
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,010.13	$15.02

*

Expenses are equal to the annualized expense ratio of 2.98%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.65% for the period June 1, 2016 to November 30, 2016.

(Unaudited)	5

Schedule of Investments November 30, 2016

	Principal Amount	Value
MUNICIPAL BONDS - 41.76%
Arizona - 0.39%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (a)	$120,000	$120,236

California - 6.76%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (a)	150,000	167,431
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (a)	420,000	421,294
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (a)	290,000	329,985
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (a)	250,000	300,453
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (a)	250,000	275,448
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (a)	500,000	605,440
		2,100,051
Florida - 7.68%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (a)	145,000	151,905
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (a)	220,000	248,974
6.25%, 10/01/2045 (a)	745,000	831,554
Miami-Dade County
7.50%, 04/01/2040 (a)	500,000	677,170
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (a)	405,000	478,135
		2,387,738
Georgia - 1.34%
Atlanta Development Authority
5.35%, 01/01/2035 (a)	400,000	416,192

Illinois - 1.57%
Bedford Park Village
6.57%, 12/01/2030 (a)	445,000	488,018

Louisiana - 1.75%
New Orleans Public Improvement
6.05%, 12/01/2038 (a)	500,000	544,510

Maryland - 1.67%
Baltimore
5.38%, 09/01/2030 (a)	500,000	519,985

Massachusetts - 0.28%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	85,000	87,629

The accompanying notes are an integral part of the financial statements.

6	CCM Alternative Income Fund

	Principal Amount	Value
Minnesota - 0.55%
Minneapolis Development Revenue
6.50%, 06/01/2040 (a)	$155,000	$169,637

Missouri - 1.20%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (a)	365,000	373,227

Nevada - 2.76%
Washoe County
7.97%, 02/01/2040 (a)	675,000	859,781

New Jersey - 0.63%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (a)	175,000	197,410

North Carolina - 0.77%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (a)	225,000	239,877

Ohio - 2.79%
Clermont County Port Authority
5.75%, 12/01/2033 (a)	250,000	269,935
Montgomery
4.80%, 12/01/2037 (a)	110,000	111,407
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (a)	230,000	239,320
7.08%, 12/01/2040 (a)	235,000	245,457
		866,119
Oklahoma - 0.40%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (a)	120,000	125,773

South Carolina - 1.43%
Myrtle Beach
5.90%, 06/01/2039 (a)	400,000	445,944

Texas - 4.85%
Austin
5.75%, 11/15/2042 (a)	750,000	823,305
5.75%, 11/15/2042 (a)	300,000	324,357
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (a)	340,000	360,662
		1,508,324
Washington - 0.71%
King County Housing Authority
6.38%, 12/31/2046	220,000	222,209

West Virginia - 2.59%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (a)	550,000	592,906
8.25%, 03/01/2035 (a)	195,000	210,109
		803,015

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount/Shares	Value
Wisconsin - 1.64%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (a)	$475,000	$511,033

TOTAL MUNICIPAL BONDS
(Cost $12,752,680)		12,986,708

COMMON STOCK - 30.37%
Consumer Discretionary - 4.04%
EnerCare (Canada)	53,000	715,715
Regal Entertainment Group (a)	6,000	137,460
Six Flags Entertainment Corp. (b)	7,000	403,480
		1,256,655
Consumer Staples - 0.98%
Diageo	3,000	303,720

Energy - 8.27%
Ardmore Shipping Corp.	10,000	68,000
Crestwood Equity Partners (b) (c)	40,000	896,000
ONEOK Partners (c)	11,000	459,800
Scorpio Tankers (a) (b)	154,200	652,266
Tesoro Logistics (c)	10,500	494,865
		2,570,931
Financials – 7.28%
American Capital (d)	10,000	173,300
Ares Capital	40,000	641,600
Blackstone Mortgage Trust (b) (e)	13,000	391,040
Starwood Property Trust (e)	16,000	359,520
Tiptree Financial	51,000	328,950
Wells Fargo	7,000	370,440
		2,264,850
Industrials - 4.57%
Aircastle (a) (b)	19,769	424,638
Caterpillar	1,000	95,560
Macquarie Infrastructure Corp. (a) (b)	11,000	901,340
		1,421,538
Information Technology - 1.72%
Dell Technologies (b) (d)	10,000	535,600

Real Estate – 3.51%
Ryman Hospitality Properties (a) (b) (e)	7,000	412,300
Weyerhaeuser (a) (e)	22,000	678,260
		1,090,560
TOTAL COMMON STOCK
(Cost $8,423,450)		9,443,854

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.28%
FGLMC Single Family - 0.04%
Pool FHR 2106 S, 7.35%, 12/15/2028 (f)	65,137	13,759

FHA Project Loans - 7.64%
Pool A35272, 5.00%, 06/01/2035 (g)	267,828	267,265
Pool Robin Ridge, 5.75%, 01/01/2035 (g)	112,691	112,245

The accompanying notes are an integral part of the financial statements.

8	CCM Alternative Income Fund

	Principal Amount/Shares	Value
Pool 023-98146, 6.51%, 07/01/2047 (g)	$1,867,485	$1,995,755
		2,375,265
FNMA Multifamily - 1.61%
Pool 957188, 5.65%, 06/01/2017 (a)	45,111	45,623
Pool 464296, 5.86%, 01/01/2028 (a)	344,207	354,079
Pool 463194, 6.36%, 08/01/2027 (a)	96,462	99,530
		499,232
GNMA Multifamily - 2.12%
Pool 699710, 5.43%, 07/15/2044 (a)	404,641	414,757
Pool 2010-68, 5.84%, 06/20/2040 (f)	1,147,433	244,879
		659,636
USDA Loan - 2.87%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g)	815,932	892,384
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,381,870)		4,440,276

CORPORATE BONDS - 13.58%
Allstate Corp.
6.13%, 05/15/2037 (f)	750,000	727,500
Cooperatieve Rabobank
8.40%, 11/29/2049 (f)	600,000	617,192
DNB Bank
6.50%, 12/29/2049 (f)	1,000,000	1,007,500
Post Holdings
7.38%, 02/15/2022	750,000	781,875
Salvation Army
5.68%, 09/01/2031	100,000	108,667
Scorpio Tankers
2.38%, 07/01/2019 (b) (h)	300,000	232,313
Telesat Canada
6.00%, 05/15/2017 (h)	750,000	749,400
TOTAL CORPORATE BONDS
(Cost $4,282,251)		4,224,447

PREFERRED STOCK - 7.91%
Energy - 1.90%
Scorpio Tankers (b)	3,900	97,812
Targa Resources Partners (a)	19,000	492,100
		589,912
Financials - 4.86%
Axis Capital Holdings	10,000	254,600
GMAC Capital Trust I (a)	50,000	1,257,500
		1,512,100
Health Care - 1.15%
Allergan (b) (d)	500	358,500
TOTAL PREFERRED STOCK
(Cost $2,497,718)		2,460,512

CLOSED-END FUNDS – 8.35%
Deutsche High Income Opportunities Fund	14,000	197,260
Eaton Vance Limited Duration Income Fund	40,000	533,200
Neuberger Berman MLP Income Fund	40,000	373,200
PIMCO Dynamic Credit and Mortgage Income Fund (a)	52,500	1,051,050

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Shares/ Principal Amount	Value
Prudential Global Short Duration High Yield Fund	30,000	$441,600
TOTAL CLOSED-END FUNDS
(Cost $2,502,495)		2,596,310

ASSET-BACKED SECURITIES - 4.43%
HASC
0.98%, 11/25/2035 (f)	$235,000	173,193
HERO Funding Trust
3.75%, 09/20/2041 (g) (h)	233,999	233,713
3.91%, 09/20/2042 (g)	342,175	340,676
5.24%, 09/20/2042 (g) (h)	350,000	347,011
Oportun Funding IV
3.28%, 11/08/2021 (h)	250,000	248,911
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	35,000	34,982
TOTAL ASSET-BACKED SECURITIES
(Cost $1,352,992)		1,378,486

SHORT-TERM INVESTMENT - 3.48%
Money Market Fund - 3.48%
First American Government Obligations Fund, Cl Z, 0.24% (i)	1,082,178	1,082,178
TOTAL SHORT-TERM INVESTMENT
(Cost $1,082,178)		1,082,178

Total Investments (Cost $37,275,634) - 124.16%		$38,612,771
Liabilities in Excess of Other Assets, Net - (24.16)%		(7,512,407)
NET ASSETS - 100.00%		$31,100,364

EXCHANGE TRADED FUNDS SOLD SHORT - (5.56)%
Consumer Staples Select Sector SPDR Fund (b)	(2,000)	$(101,160)
iShares MSCI Australia Fund (b)	(15,000)	(306,600)
SPDR S&P Dividend Fund	(7,000)	(596,400)
Utilities Select Sector SPDR Fund (b)	(6,000)	(280,500)
WisdomTree Japan Hedged Equity Fund	(9,000)	(442,800)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,640,561)		(1,727,460)

COMMON STOCK SOLD SHORT - (14.01)%
Consumer Discretionary - (1.48)%
Dave & Buster's Entertainment (d)	(3,500)	(163,975)
Kohl's Corp.	(5,500)	(296,065)
		(460,040)
Consumer Staples - (1.03)%
Sysco Corp. (b)	(6,000)	(319,500)

Energy - (3.54)%
Chevron	(4,000)	(446,240)
Exxon Mobil	(7,500)	(654,750)
		(1,100,990)
Health Care - (0.30)%
athenahealth (b) (d)	(1,000)	(94,600)

The accompanying notes are an integral part of the financial statements.

10	CCM Alternative Income Fund

	Shares	Value
Industrials - (4.28)%
Boeing	(1,500)	$(225,840)
Caterpillar (b)	(7,000)	(668,920)
CNH Industrial (b)	(18,000)	(153,540)
Fastenal (b)	(6,000)	(284,400)
		(1,332,700)
Materials - (0.59)%
Scotts Miracle-Gro	(2,000)	(182,540)

Real Estate - (0.87)%
AvalonBay Communities (b) (e)	(1,000)	(164,490)
Equity Residential (b) (e)	(1,750)	(105,018)
		(269,508)
Utilities - (1.92)%
SCANA Corp.	(4,500)	(317,385)
Southern (b)	(6,000)	(280,920)
		(598,305)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $4,150,103)		(4,358,183)

Total Securities Sold Short
(Proceeds $5,790,664)		$(6,085,643)
	Contracts
PURCHASED OPTIONS † (d) - 0.62%
Alerian,
Expires 01/21/2017, Strike Price: $12.00	100	$5,600
Allergan,
Expires 12/17/2016, Strike Price: $200.00	25	7,325
Anheuser-Busch InBev,
Expires 12/17/2016, Strike Price: $110.00	20	520
Caterpillar,
Expires 12/17/2016, Strike Price: $90.00	20	760
CNH Industrial,
Expires 12/17/2016, Strike Price: $7.50	50	—
Consumer Staples Select Sector SPDR Fund,
Expires 01/21/2017, Strike Price: $52.00	100	19,700
Crestwood Equity Partners,
Expires 12/17/2016, Strike Price: $25.00	150	1,500
Deere,
Expires 12/17/2016, Strike Price: $80.00	50	100
Dell Technologies,
Expires 01/21/2017, Strike Price: $55.00	80	7,600
Deutsche X-trackers Harvest CSI 300,
Expires 01/21/2017, Strike Price: $24.00	50	1,550
Fastenal,
Expires 12/17/2016, Strike Price: $43.00	20	100
Financial Select Sector SPDR Fund,
Expires 02/18/2017, Strike Price: $24.00	1,000	18,000
iShares iBoxx $High Yield Corporate Bond,
Expires 12/17/2016, Strike Price: $84.00	40	1,160
Expires 12/17/2016, Strike Price: $85.00	45	2,385
iShares MSCI Australia Fund,
Expires 12/17/2016, Strike Price: $20.00	100	1,500
iShares MSCI Germany Fund,
Expires 12/17/2016, Strike Price: $25.00	100	4,500

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Contracts	Value
iShares Russell 2000 Fund,
Expires 12/17/2016, Strike Price: $122.00	70	$1,470
Expires 12/17/2016, Strike Price: $125.00	25	1,075
Expires 12/17/2016, Strike Price: $127.00	200	400
Expires 01/21/2017, Strike Price: $126.00	270	48,600
iShares Silver Trust,
Expires 12/17/2016, Strike Price: $16.50	100	900
Expires 12/17/2016, Strike Price: $17.00	80	320
NextEra Energy,
Expires 12/17/2016, Strike Price: $120.00	60	2,400
Powershares QQQ Trust Series 1,
Expires 12/17/2016, Strike Price: $116.00	20	1,840
Scorpio Tankers,
Expires 12/17/2016, Strike Price: $4.00	350	12,250
Expires 12/17/2016, Strike Price: $5.00	620	3,100
Expires 01/21/2017, Strike Price: $5.00	223	3,345
Expires 04/22/2017, Strike Price: $5.00	300	10,500
Sears Holdings Corp.,
Expires 01/21/2017, Strike Price: $10.00	50	4,750
Southern,
Expires 12/17/2016, Strike Price: $50.00	40	11,800
SPDR S&P500 ETF Trust,
Expires 12/17/2016, Strike Price: $220.00	30	6,960
Sysco Corp.,
Expires 12/17/2016, Strike Price: $55.00	20	3,500
United States Oil Fund,
Expires 12/17/2016, Strike Price: $11.00	45	1,800
Utilities Select Sector SPDR Fund,
Expires 12/17/2016, Strike Price: $46.00	50	3,000
Yelp,
Expires 12/17/2016, Strike Price: $38.00	20	1,600

TOTAL PURCHASED OPTIONS
(Cost $304,077)		$191,910

WRITTEN OPTIONS † (d) - (0.22)%
Aircastle,
Expires 12/17/2016, Strike Price: $22.50	(50)	$(1,000)
athenahealth,
Expires 12/17/2016, Strike Price: $95.00	(10)	(4,100)
AvalonBay Communities,
Expires 12/17/2016, Strike Price: $155.00	(5)	(400)
Blackstone Mortgage Trust,
Expires 12/17/2016, Strike Price: $30.00	(72)	(3,600)
Consumer Staples Select Sector SPDR Fund,
Expires 01/21/2017, Strike Price: $47.00	(75)	(1,725)
Crestwood Equity Partners,
Expires 12/17/2016, Strike Price: $22.50	(30)	(2,400)
Deere,
Expires 12/17/2016, Strike Price: $75.00	(50)	(250)
Equity Residential,
Expires 12/17/2016, Strike Price: $57.50	(10)	(400)
iShares Russell 2000 Fund,
Expires 12/17/2016, Strike Price: $110.00	(25)	(50)
Expires 12/17/2016, Strike Price: $122.00	(250)	(500)
Expires 01/21/2017, Strike Price: $120.00	(300)	(24,900)

The accompanying notes are an integral part of the financial statements.

12	CCM Alternative Income Fund

	Contracts	Value
iShares Silver Trust,
Expires 12/17/2016, Strike Price: $18.50	(30)	$(30)
Macquarie Infrastructure Corp.,
Expires 12/17/2016, Strike Price: $80.00	(16)	(4,560)
Expires 12/17/2016, Strike Price: $85.00	(40)	(2,000)
Ryman Hospitality Properties,
Expires 12/17/2016, Strike Price: $55.00	(40)	(18,000)
Six Flags Entertainment Corp.,
Expires 01/21/2017, Strike Price: $60.00	(20)	(1,600)
Southern,
Expires 12/17/2016, Strike Price: $45.00	(20)	(420)
SPDR S&P500 ETF Trust,
Expires 12/17/2016, Strike Price: $190.00	(100)	(500)
Expires 12/17/2016, Strike Price: $225.00	(30)	(1,020)
Utilities Select Sector SPDR Fund,
Expires 12/17/2016, Strike Price: $43.00	(85)	(595)
Wells Fargo,
Expires 12/17/2016, Strike Price: $53.00	(20)	(1,920)

TOTAL WRITTEN OPTIONS
(Premiums Received $(96,196))		$(69,970)

†

For the six-months ended November 30, 2016, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at November 30, 2016 is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Dec-2016	$24,025
CBT 10-Year DSF	(23)	Dec-2016	167,857
CBT 5-Year DSF	(25)	Dec-2016	79,639
NASDAQ 100 E-MINI	(1)	Dec-2016	(1,552)
Russell 2000 Index E-MINI	(5)	Dec-2016	(37,963)
S&P 500 Index E-MINI	(16)	Dec-2016	(18,290)
U.S. 10-Year Treasury Note	(29)	Dec-2016	175,312
U.S. 2-Year Treasury Note	(10)	Jan-2017	11,540
U.S. 5-Year Treasury Note	(2)	Jan-2017	6,447
U.S. Long Treasury Bond	(14)	Dec-2016	252,472
			$659,487

‡

For the six-months ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

(a)	All or a portion of this security has been committed as collateral for open short positions.
(b)	Underlying security for a written/purchased option.
(c)	Security considered to be a Master Limited Partnership. At November 30, 2016, these securities amounted to $1,850,665 or 5.95% of total net assets.
(d)	Non-income producing security.
(e)	REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

(f)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2016.
(g)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2016 is $4,189,049, which represents 13.47% of total net assets.

(h)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2016, these securities amounted to $1,811,348, which represents 5.82% of total net assets.

(i)	The rate shown is the 7-day effective yield as of November 30, 2016.

CAD — Canadian Dollar

CBT — Chicago Board of Trade

Cl — Class

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

14	CCM Alternative Income Fund

Statement of Assets and Liabilities as of November 30, 2016

Assets:
Investments, at fair value (identified cost — $37,275,634)	$38,612,771
Receivables:
Dividends and interest	391,257
Investment securities sold	206,186
Variation margin	65,184
Capital shares sold	3,410
Options purchased, at value (cost — $304,077)	191,910
Prepaid expenses	7,371
Total Assets	$39,478,089
Liabilities:
Securities sold short (proceeds — $5,790,664)	$6,085,643
Payables:
Investment securities purchased	1,027,843
Capital shares redeemed	78,630
Distributions to Shareholders	33,441
Investment advisory fees	22,735
Dividend expense on securities sold short	19,675
Shareholder servicing fees	5,126
Chief Compliance Officer fees	3,412
Administration fees	2,307
Trustees' fees	310
Due to Custodian	1,005,609
Options written, at value (premiums received — $96,196)	69,970
Other accrued expenses	23,024
Total Liabilities	$8,377,725
Net Assets:	$31,100,364
Net Assets consist of:
Paid-in capital	$33,339,305
Distributions in excess of net investment income	(112,587)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(3,742,108)
Net unrealized appreciation on investments and securities sold short	1,042,158
Net unrealized depreciation on options	(85,941)
Net unrealized appreciation on futures contracts	659,487
Net unrealized appreciation on foreign currency translation	50
Net Assets	$31,100,364
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,269,099 shares outstanding)	$31,100,364
Net Asset Value, offering and redemption price per share — Institutional	$9.51

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Statement of Operations for the six-month period ended
November 30, 2016

Investment Income:
Dividends	$522,525
Interest	615,189
Less: Foreign Taxes Withheld	(3,263)
Total investment income	1,134,451
Expenses:
Investment advisory fees	154,224
Shareholder servicing fees	30,845
Chief Compliance Officer fees	14,519
Dividend expense on securities sold short	112,849
Prime Broker fees	101,446
Professional fees	16,835
Accounting and administration fees	13,880
Registration and filing expenses	9,636
Custodian fees	8,301
Printing fees	5,504
Trustees' fees	2,835
Transfer agent fees	2,135
Other	6,144
Total expenses	479,153
Less: Investment advisory fee waiver	(18,094)
Net expenses	461,059
Net investment income	673,392
Realized and unrealized gain (loss) on:
Net realized gain on investments	479,690
Net realized loss on investment securities sold short	(420,622)
Net realized loss on futures contracts	(701,984)
Net realized loss on options	(96,614)
Net realized gain on foreign currency transactions	3,094
Net realized loss	(736,436)
Net change in unrealized appreciation/(depreciation) on investments	(376,638)
Net change in unrealized appreciation/(depreciation) on securities sold short	(156,707)
Net change in unrealized appreciation/(depreciation) on futures contracts	869,102
Net change in unrealized appreciation/(depreciation) on options	(69,311)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	81
Net change in unrealized appreciation/(depreciation)	266,527
Net realized and unrealized loss	(469,909)
Net increase in net assets resulting from operations:	$203,483

The accompanying notes are an integral part of the financial statements.

16	CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2016 (Unaudited)	For the Fiscal Year Ended May 31, 2016
Operations:
Net investment income	$673,392	$1,176,511
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(736,436)	(1,714,982)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, options and foreign currency translation	266,527	307,589
Net increase (decrease) in net assets resulting from operations	203,483	(230,882)
Distributions to shareholders from:
Net investment income	(682,173)	(1,150,302)
Return of Capital	—	(100,776)
Total distributions	(682,173)	(1,251,078)
Capital share transactions:
Institutional
Shares issued	3,135,432	5,160,527
Shares reinvested	597,884	968,777
Shares redeemed	(2,586,642)	(5,241,425)
Increase in net assets from capital share transactions	1,146,674	887,879
Increase (decrease) in net assets	667,984	(594,081)
Net Assets:
Beginning of period/year	30,432,380	31,026,461
End of period/year	$31,100,364	$30,432,380
Distributions in excess of net investment income	$(112,587)	$(103,806)
Share Transactions:
Institutional
Shares issued	326,699	530,259
Shares reinvested	62,809	100,467
Shares redeemed	(270,594)	(542,374)
Increase in shares	118,914	88,352
Institutional outstanding at beginning of period/year	3,150,185	3,061,833
Institutional at end of period/year	3,269,099	3,150,185

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Financial Highlights—Per share data
(for a share outstanding throughout each year/period)

			Institutional
	For the Six-Month Period Ended Nov. 30, 2016 (Unaudited)		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013@
Net Asset Value, Beginning of Period/Year	$9.66		$10.13	$10.51	$10.00	$0.00
Shares Issued	—		—	—	—	10.00
Investment Operations:
Net investment income(a)	0.21		0.38	0.36	0.22	—
Net realized and unrealized gain (loss) on investments	(0.15)		(0.45)	(0.38)	0.50	—
Total from investment operations	0.06		(0.07)	(0.02)	0.72	—
Distributions from:
Net investment income	(0.21)		(0.37)	(0.34)	(0.21)	—
Net capital gains	—		—	—	— (b)	—
Net return of capital	—		(0.03)	(0.02)	—	—
Total distributions	(0.21)		(0.40)	(0.36)	(0.21)	—
Net Asset Value, End of Period/Year	$9.51		$9.66	$10.13	$10.51	$10.00
Total return	0.65	%(c)	(0.63%)	(0.19%)	7.24%	0.00	%(c)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$31,100		$30,432	$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	3.10	%(d)	2.83%	2.90%	4.65%	—	%(d)
After fee waiver (e)	2.98	%(d)	2.76%	2.62%	2.89%	—	%(d)
Ratio of net investment income to average net assets	4.35	%(d)	3.89%	3.47%	2.16%	—	%(d)
Portfolio turnover rate	37	%(f)	86%	131%	109%	—	%(f)

@	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(a)	Based on the average daily number of shares outstanding during the period.
(b)	The amount represents less than $0.01 per share.
(c)	Return is for the period indicated and has not been annualized.
(d)	Annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

18	CCM Alternative Income Fund

Notes to Financial Statements November 30, 2016

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2016, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,189,049.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques

(Unaudited)	19

used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2016.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$12,986,708	$—		$12,986,708
Common Stock	9,443,854	—	—		9,443,854
U.S. Government & Agency Obligations	—	1,172,627	3,267,649		4,440,276
Corporate Bonds	—	4,224,447	—		4,224,447
Preferred Stock	—	2,460,512	—		2,460,512
Closed-End Funds	2,596,310	—	—		2,596,310
Asset-Backed Securities	—	457,086	921,400		1,378,486
Short-Term Investment	1,082,178	—	—		1,082,178
Total Assets	$13,122,342	$21,301,380	$4,189,049	*	$38,612,771

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(1,727,460)	$—	$—	$(1,727,460)
Common Stock	(4,358,183)	—	—	(4,358,183)
Total Liabilities	$(6,085,643)	$—	$—	$(6,085,643)

20	CCM Alternative Income Fund

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$191,910	$—	$—	$191,910
Written Options	(69,970)	—	—	(69,970)
Futures**
Unrealized Appreciation	717,292	—	—	717,292
Unrealized Depreciation	(57,805)	—	—	(57,805)
Total Other Financial Instruments	$781,427	$—	$—	$781,427

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$3,342,017
Accrued discounts/premiums	(731)
Realized gain/(loss)	(547)
Change in appreciation/(depreciation)	(50,597)
Purchases	18
Sales	(710,196)
Amortization sold	(2)
Transfer into Level 3	687,687
Transfer out of Level 3	—
Ending balance as of November 30, 2016	$3,267,649
Change in unrealized gains included in earnings related to securities still held at reporting date	$66,275

(Unaudited)	21

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2016	$250,221
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	671,179
Sales	—
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2016	$921,400
Change in unrealized losses included in earnings related to securities still held at reporting date	$(13,205)

For the six-month period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended November 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

22	CCM Alternative Income Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$ 2,375,265	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 8.93 - 18.10 years (13.51 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.08 years - 5.52 years (1.85 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+288 (N+273)
			Offered Quotes Variance to Mark	$0
USDA Loan	$ 892,384	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	N-373
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$ 921,400	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	2.08 years - 6.01 years (4.64 years)
			Coupon	3.75% - 5.24% (4.30)%
			Spread to Benchmark	N+200 - N+430 (N+283)
			Offered Quotes Variance to Mark	-1.52%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk.

(Unaudited)	23

TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are

24	CCM Alternative Income Fund

subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of November 30, 2016.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

(Unaudited)	25

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the six-month period ended November 30, 2016.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the six-month period ended November 30, 2016 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the period	(2,261)	$(207,417)
Written	(8,030)	(686,143)
Expired	1,767	116,870
Closing buys	7,246	680,494
Balance at the end of the period	(1,278)	$(96,196)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date

26	CCM Alternative Income Fund

of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2016 were as follows:

	Shares	Amount
Institutional
Shares issued	326,699	$3,135,432
Shares reinvested	62,809	597,884
Shares redeemed	(270,594)	(2,586,642)
Net Increase	118,914	$1,146,674

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
Institutional
Shares issued	530,259	$5,160,527
Shares reinvested	100,467	968,777
Shares redeemed	(542,374)	(5,241,425)
Net Increase	88,352	$887,879

(Unaudited)	27

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the six-month period ended November 30, 2016, were as follows:

Purchases:
U.S. Government	$—
Other	15,868,731
Sales and Maturities:
U.S. Government	$26,409
Other	13,775,810

At November 30, 2016, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$37,275,634
Gross unrealized appreciation	1,873,927
Gross unrealized depreciation	(536,790)
Net appreciation on investments	$1,337,137

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

The fair value of derivative instruments as of November 30, 2016, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts	$24,025	$—
Interest rate contracts	Net unrealized appreciation on futures contracts	693,267	—
Equity contracts	Net unrealized depreciation on futures contracts	—	(57,805)
	Options purchased, at value/Options written, at value	191,910	(69,970)
		$909,202	$(127,775)

28	CCM Alternative Income Fund

The effect of derivative instruments on the Statement of Operations for the six-month period ended November 30, 2016, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$(29,560)	$32,039	$2,479
Interest rate contracts Futures Contracts	(439,419)	781,953	342,534
Equity contracts Futures Contracts	(233,004)	55,110	(177,894)
Options	(96,914)	(69,311)	(166,225)
	$(798,897)	$799,791	$894

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of November 30, 2016				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$65,184	$—	$65,184	$—	$—	$65,184
Total	$65,184	$—	$65,184	$—	$—	$65,184

Offsetting the Financial Liabilities and Derivative Liabilities
As of November 30, 2016				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$6,085,643	$6,085,643	$—	$(6,085,643)	$—
Total	$—	$6,085,643	$6,085,643	$—	$(6,085,643)	$—

(Unaudited)	29

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the six-month period ended November 30, 2016, the Advisor was entitled to receive advisory fees of $154,224.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the six-month period ended November 30, 2016, the Advisor paid the Sub-Advisor $92,681 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2017. For the six-month period ended November 30, 2016, the Fund incurred expenses under the Services Plan of $30,845.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor waived $18,094 of these fees. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

30	CCM Alternative Income Fund

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2016, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

This reclassification had no effect on net asset value per share.

Decrease Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$(385)	$127,510	$(127,125)

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2016	Fiscal Year Ended May 31, 2015
Distributions declared from:
Ordinary income	$1,150,302	$889,174
Return of Capital	100,776	45,847
Total Distributions	$1,251,078	$935,021

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2016, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,231,710)
Other temporary differences	(666,186)
Unrealized appreciation, net	1,137,645
Accumulated losses, net	$(1,760,251)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2016, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$1,906,848	$324,862	$2,231,710

(Unaudited)	31

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

32	CCM Alternative Income Fund

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 9 –SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	33

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

November 30, 2016

(Unaudited)	1

TABLE OF CONTENTS

Manager's Discussion & Analysis	2
Fund Profile	3
Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	36

2	The Community Reinvestment Act Qualified Investment Fund

Manager’s Discussion & Analysis

For the six-month period ended November 30, 2016, the CRA Share Class delivered total returns of -1.36%, the Institutional Share Class delivered total returns of -1.14% and the Retail Share Class delivered total returns of -1.22%. For the same period, the Bloomberg Barclays US Aggregate Bond Index returned -0.92%.

The yield curve steepened during the six-month period ended November 30, 2016. The 10-year Treasury yield increased from 1.85% to 2.38% while the 2-year note increased from 0.88% to 1.11%.

Economic signals were modestly positive during the period as employment showed signs of mild improvement and the GDP growth rate increased. The unemployment rate improved marginally from 4.7% to 4.6% and GDP growth improved to a third quarter annualized rate of 3.5%. Equity markets rallied significantly in November, and the S&P 500 Index generated a total return of 6.01% for the six-month period.

Subsequent to the date of this report, the Federal Reserve raised the Federal Funds Rate by 25 basis points in December.

Past performance is no guarantee of future results. This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

(Unaudited)	3

Fund Profile November 30, 2016

Top Ten Holdings*
(% of Net Assets)

FNMA Single Family, 3.50%, 03/01/2046	0.95%
FNMA Single Family, 3.50%, 01/01/2046	0.78%
FNMA Single Family, 3.50%, 07/01/2045	0.72%
FNMA Single Family, 3.50%, 02/01/2046	0.68%
FNMA Single Family, 3.00%, 08/01/2046	0.61%
FNMA Single Family, 3.50%, 05/01/2045	0.60%
GNMA Multifamily, 3.10%, 09/15/2055	0.59%
FNMA Single Family, 3.50%, 09/01/2045	0.59%
U.S. Treasury Bond, 2.50%, 05/15/2046	0.58%
FNMA Single Family, 3.50%, 06/01/2045	0.58%
6.68%

*	Excludes Short-Term Investments

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	0.99%
Certificates of Deposit	0.12%
Corporate Bonds	0.48%
FGLMC Single Family	3.06%
FHA Project Loans	0.79%
FNMA Multifamily	14.52%
FNMA Single Family	26.88%
GNMA Multifamily	20.27%
GNMA Single Family	2.47%
HUD	0.56%
Money Market Fund	4.23%
Municipal Bonds	21.47%
Small Business Administration	4.26%
Small Business Administration Participation Certificates	0.00%
U.S. Treasury Bonds	1.07%
USDA Loans	0.05%
Liabilities in Excess of Other Assets	(1.22)%
100.00%

4	The Community Reinvestment Act Qualified Investment Fund

Expenses November 30, 2016

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2016 and held for the six-month period ended November 30, 2016.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value June 1, 2016	Ending AccountValue November 30, 2016	Expenses Paid During Period* June 1, 2016 Through November 30, 2016
Actual	CRA Shares	$1,000.00	$ 986.40	$4.48
	Institutional Shares	1,000.00	988.60	2.24
	Retail Shares	1,000.00	987.80	3.99
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.56	$4.56
	Institutional Shares	1,000.00	1,022.81	2.28
	Retail Shares	1,000.00	1,021.06	4.05

*

Expenses are equal to the annualized expense ratios of 0.90%, 0.45%, and 0.80% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.36)%, (1.14)% and (1.22)% for the period June 1, 2016 to November 30, 2016 for CRA Shares, Institutional Shares and Retail Shares, respectively.

(Unaudited)	5

Schedule of Investments November 30, 2016

	Principal Amount	Value
CORPORATE BONDS - 0.48%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,448,961
5.64%, 09/01/2026	4,400,000	4,781,480
Starbucks Corp.
2.45%, 06/15/2026	3,000,000	2,862,702
TOTAL CORPORATE BONDS (Cost $8,788,777)		9,093,143

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 72.86%
FGLMC Single Family - 3.06%
Pool Q16506, 3.00%, 02/01/2043	207,338	206,826
Pool Q40627, 3.00%, 05/01/2046	7,320,390	7,294,219
Pool Q41877, 3.00%, 07/01/2046	7,661,712	7,634,321
Pool Q43158, 3.00%, 09/01/2046	3,255,860	3,244,221
Pool Q44344, 3.00%, 11/01/2046	1,542,165	1,536,652
Pool Q44395, 3.00%, 11/01/2046	4,126,848	4,112,094
Pool Q07121, 3.50%, 04/01/2042	599,953	617,322
Pool Q07398, 3.50%, 04/01/2042	132,545	136,132
Pool Q07899, 3.50%, 05/01/2042	313,142	322,385
Pool Q08758, 3.50%, 06/01/2042	809,846	834,680
Pool Q37430, 3.50%, 11/01/2045	5,380,695	5,526,126
Pool Q38376, 3.50%, 01/01/2046	6,910,890	7,097,877
Pool Q39359, 3.50%, 03/01/2046	6,856,443	7,041,964
Pool Q40641, 3.50%, 05/01/2046	3,268,162	3,356,591
Pool A95574, 4.00%, 12/01/2040	227,208	240,602
Pool A97097, 4.00%, 02/01/2041	128,506	135,239
Pool A97712, 4.00%, 03/01/2041	584,533	618,542
Pool Q03658, 4.00%, 10/01/2041	493,179	520,120
Pool Q04226, 4.00%, 10/01/2041	320,962	337,787
Pool Q39374, 4.00%, 03/01/2046	121,253	127,739
Pool A91363, 4.50%, 03/01/2040	453,359	488,843
Pool A91756, 4.50%, 03/01/2040	388,078	418,731
Pool A92905, 4.50%, 06/01/2040	332,955	360,270
Pool A93467, 4.50%, 08/01/2040	304,370	330,209
Pool Q01597, 4.50%, 05/01/2041	484,535	522,193
Pool Q02377, 4.50%, 07/01/2041	281,959	303,873
Pool A68734, 5.00%, 07/01/2037	21,255	23,256
Pool A91364, 5.00%, 03/01/2040	436,068	479,833
Pool A91757, 5.00%, 04/01/2040	152,800	167,207
Pool A92906, 5.00%, 07/01/2040	323,394	353,892
Pool A56707, 5.50%, 01/01/2037	71,786	79,872
Pool A58653, 5.50%, 03/01/2037	117,196	130,397
Pool A68746, 5.50%, 10/01/2037	150,863	167,857
Pool A76192, 5.50%, 04/01/2038	309,148	345,606
Pool A76444, 5.50%, 04/01/2038	195,136	217,117
Pool A78742, 5.50%, 06/01/2038	1,017,599	1,135,376
Pool A83074, 5.50%, 11/01/2038	51,653	57,471
Pool G06072, 6.00%, 06/01/2038	686,569	784,245
Pool G06073, 6.50%, 10/01/2037	954,213	1,116,301
		58,423,988
FHA Project Loans - 0.79%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,990,455	3,136,291
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,684,277	6,057,740

The accompanying notes are an integral part of the financial statements.

6	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool Canton, 6.49%, 06/01/2046 (a)	$4,564,905	$4,839,023
Pool 023-98146, 6.51%, 07/01/2047 (a)	608,799	650,615
Pool 034-A35271, 6.95%, 06/01/2035 (a)	270,231	269,664
Pool Reilly, 7.43%, 08/25/2021 (a)	94,054	93,922
		15,047,255
FNMA Multifamily - 14.52%
Pool AM8728, 0.83%, 05/01/2025 (b)	5,815,459	5,763,441
Pool AM4462, 0.97%, 11/01/2023 (b)	1,148,406	1,155,493
Pool AM4701, 1.02%, 11/01/2023 (b)	4,322,686	4,324,236
Pool AN1342, 1.11%, 05/01/2026 (b)	750,000	751,856
Pool AM6550, 1.21%, 01/01/2019	236,912	235,960
Pool AM1758, 1.69%, 12/01/2019	1,396,146	1,391,395
Pool AM2208, 1.81%, 01/01/2020	696,182	695,927
Pool AN2159, 2.06%, 12/01/2022	1,494,509	1,461,306
Pool AM1082, 2.21%, 10/01/2019	2,226,712	2,227,093
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,283,510
Pool 471510, 2.29%, 06/01/2019	690,590	700,633
Pool AM2024, 2.30%, 01/01/2023	1,017,760	1,014,985
Pool AN1684, 2.30%, 06/01/2023	2,760,000	2,743,224
Pool AM2274, 2.31%, 01/01/2023	512,592	512,254
Pool AM1114, 2.34%, 11/01/2022	3,469,790	3,476,137
Pool AM1718, 2.46%, 02/01/2023	935,232	939,765
Pool AM2198, 2.48%, 01/01/2023	1,909,971	1,925,325
Pool AN2189, 2.52%, 07/01/2026	480,000	469,945
Pool AN3584, 2.53%, 11/01/2028	1,000,000	948,888
Pool AN1381, 2.56%, 08/01/2026	1,991,605	1,958,893
Pool AM3905, 2.57%, 07/01/2018	598,646	602,779
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,743,859
Pool AM8016, 2.60%, 02/01/2022	2,205,958	2,246,837
Pool AM8148, 2.68%, 03/01/2027	5,000,000	4,913,797
Pool AN1428, 2.69%, 04/01/2026	1,544,893	1,537,072
Pool AM0043, 2.71%, 07/01/2022	350,441	357,287
Pool 469829, 2.72%, 12/01/2018	274,745	280,630
Pool AN0668, 2.75%, 10/01/2021	5,111,122	5,224,824
Pool AN0761, 2.75%, 10/01/2021	2,862,880	2,926,709
Pool AN0777, 2.75%, 11/01/2021	5,830,475	5,960,260
Pool 466487, 2.77%, 11/01/2017	3,907,327	3,935,389
Pool AM9007, 2.78%, 05/01/2025	975,265	979,960
Pool AN0454, 2.80%, 02/01/2026	1,200,000	1,204,164
Pool AM8561, 2.82%, 04/01/2025	3,404,309	3,431,524
Pool 466009, 2.84%, 09/01/2017	1,789,445	1,798,061
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,543,237
Pool AN0876, 2.85%, 02/01/2026	1,481,098	1,492,373
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,198,536
Pool 471460, 2.88%, 06/01/2022	1,619,118	1,663,656
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,663,431
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,593,315
Pool 471372, 2.96%, 05/01/2022	368,681	380,242
Pool AM8317, 2.96%, 03/01/2025	195,032	198,335
Pool AM9592, 2.97%, 01/01/2023	1,807,610	1,859,264
Pool AM3663, 2.97%, 07/01/2023	947,351	973,925
Pool AN0476, 3.01%, 12/01/2025	2,363,291	2,406,578
Pool AN0915, 3.01%, 02/01/2026	2,322,369	2,364,111
Pool AN3489, 3.02%, 11/01/2031	1,342,243	1,334,707
Pool AM7831, 3.04%, 01/01/2025	1,975,616	2,026,029

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool 470211, 3.06%, 12/01/2021	$2,301,130	$2,383,394
Pool 470607, 3.08%, 03/01/2022	207,666	215,332
Pool 470619, 3.10%, 03/01/2022	1,627,277	1,686,569
Pool 470756, 3.12%, 03/01/2022	277,276	277,539
Pool 471117, 3.12%, 05/01/2022	506,877	526,705
Pool 471333, 3.12%, 08/01/2022	1,571,367	1,631,049
Pool AM9429, 3.12%, 07/01/2025	1,467,663	1,507,047
Pool AM6769, 3.15%, 09/01/2024	7,739,455	8,001,782
Pool AM7796, 3.16%, 02/01/2022	1,924,660	2,001,483
Pool AM8227, 3.21%, 03/01/2033	2,089,578	2,058,590
Pool Castlewood, 3.21%, 01/13/2047 (a)	750,000	748,980
Pool AM9393, 3.23%, 07/01/2025	3,919,834	4,041,450
Pool AM9780, 3.31%, 03/01/2031	1,481,454	1,471,064
Pool AM6620, 3.34%, 08/01/2024	2,026,780	2,120,480
Pool 470414, 3.37%, 01/01/2022	463,056	463,609
Pool AM3973, 3.37%, 07/01/2023	3,460,909	3,637,479
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,466,951
Pool AM9489, 3.40%, 07/01/2030	4,923,784	5,004,497
Pool AM5883, 3.41%, 05/01/2024	1,371,098	1,440,323
Pool AM5986, 3.44%, 06/01/2026	4,600,000	4,796,677
Pool AN0092, 3.45%, 11/01/2032	3,741,459	3,868,027
Pool 469683, 3.54%, 11/01/2021	1,609,691	1,697,854
Pool AN0860, 3.54%, 02/01/2031	2,242,726	2,339,535
Pool AM6060, 3.55%, 06/01/2029	1,929,237	2,022,959
Pool 471656, 3.60%, 06/01/2030	760,522	785,544
Pool AM7220, 3.60%, 11/01/2032	1,021,838	1,021,773
Pool AM4667, 3.69%, 11/01/2023	1,153,495	1,229,177
Pool AN1108, 3.76%, 03/01/2046	3,117,268	3,104,432
Pool AM7937, 3.77%, 06/01/2045	979,257	1,003,855
Pool AN0582, 3.78%, 01/01/2031	420,074	447,886
Pool AM3096, 3.79%, 05/01/2043	372,109	375,248
Pool 469075, 3.82%, 09/01/2021	693,584	739,461
Pool AM9376, 3.83%, 07/01/2045	490,816	494,164
Pool 466973, 3.85%, 01/01/2021	2,159,416	2,313,121
Pool 469094, 3.90%, 09/01/2026	185,036	194,958
Pool 468980, 3.95%, 09/01/2021	737,496	789,707
Pool AN0360, 3.95%, 12/01/2045	5,000,000	4,961,960
Pool 468263, 3.98%, 06/01/2021	4,599,313	4,930,052
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,067,176
Pool AM4154, 4.08%, 08/01/2025	1,028,929	1,116,732
Pool AM2974, 4.10%, 04/01/2043	1,123,924	1,159,984
Pool 470044, 4.15%, 01/01/2027	2,428,160	2,657,314
Pool AM5197, 4.20%, 01/01/2030	3,242,962	3,532,276
Pool 465435, 4.22%, 07/01/2020	433,656	463,761
Pool 467052, 4.23%, 01/01/2021	919,007	988,957
Pool 467899, 4.23%, 04/01/2021	434,346	468,716
Pool 469501, 4.28%, 11/01/2029	1,303,761	1,426,052
Pool 467460, 4.33%, 04/01/2021	734,380	795,311
Pool AM5386, 4.37%, 03/01/2030	1,066,024	1,174,073
Pool 463873, 4.38%, 11/01/2019	399,380	424,420
Pool 464855, 4.38%, 04/01/2020	871,859	932,079
Pool 467315, 4.46%, 02/01/2021	373,560	405,264
Pool 467732, 4.57%, 04/01/2021	275,426	302,579
Pool 469625, 4.68%, 11/01/2041	2,385,757	2,634,833
Pool 468251, 4.76%, 06/01/2026	582,900	649,507

The accompanying notes are an integral part of the financial statements.

8	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 464133, 4.85%, 01/01/2025	$2,005,569	$2,244,637
Pool 387517, 5.02%, 08/01/2020	605,046	657,892
Pool 463944, 5.06%, 12/01/2024	1,978,551	2,240,315
Pool 466907, 5.13%, 03/01/2026	391,858	446,775
Pool 387215, 5.19%, 01/01/2023	432,630	479,323
Pool 465394, 5.20%, 03/01/2026	527,346	592,843
Pool 385993, 5.23%, 04/01/2021	3,465,020	3,761,959
Pool 463895, 5.25%, 10/01/2025	3,161,656	3,607,782
Pool 468996, 5.27%, 06/01/2029	1,169,308	1,306,088
Pool 468520, 5.29%, 01/01/2028	1,398,092	1,612,356
Pool 958081, 5.36%, 01/01/2019	672,723	711,496
Pool 464523, 5.51%, 07/01/2024	1,038,707	1,205,948
Pool 874487, 5.52%, 05/01/2025	492,435	575,980
Pool 463144, 5.54%, 08/01/2024	1,433,294	1,600,430
Pool 873550, 5.55%, 04/01/2024	225,045	258,676
Pool 463000, 5.58%, 08/01/2021	1,237,345	1,382,957
Pool 467505, 5.66%, 03/01/2023	811,257	929,940
Pool 874481, 5.75%, 04/01/2022	3,438,070	3,832,627
Pool 463507, 5.76%, 03/01/2027	3,325,600	3,900,548
Pool 873731, 5.88%, 07/01/2023	1,200,067	1,340,450
Pool 465990, 5.94%, 07/01/2027	459,957	537,336
Pool 387005, 5.95%, 06/01/2022	342,656	387,821
Pool 873949, 5.95%, 09/01/2024	1,240,103	1,389,381
Pool 463657, 5.96%, 10/01/2027	1,102,993	1,313,190
Pool 463839, 5.96%, 11/01/2027	652,143	765,853
Pool 873679, 6.10%, 06/01/2024	435,400	498,177
Pool 467914, 6.10%, 04/01/2041	516,967	641,389
Pool 463997, 6.12%, 12/01/2027	952,197	1,065,111
Pool 958614, 6.22%, 04/01/2027	360,288	419,573
Pool 464836, 6.23%, 03/01/2028	1,686,302	1,919,887
Pool 465259, 6.29%, 04/01/2028	1,244,693	1,407,676
Pool 385229, 6.33%, 09/01/2017	1,043,056	1,062,917
Pool 465260, 6.33%, 06/01/2028	1,526,382	1,749,285
Pool 464254, 6.34%, 11/01/2027	2,510,317	2,788,661
Pool 464969, 6.34%, 04/01/2028	2,550,577	3,078,366
Pool 464890, 6.37%, 04/01/2028	1,447,724	1,625,477
Pool 874736, 6.43%, 10/01/2025	439,746	499,467
Pool 464632, 6.50%, 02/01/2028	478,797	576,915
Pool 465588, 6.55%, 07/01/2028	580,426	707,684
Pool 466756, 6.59%, 12/01/2028	1,768,060	2,215,421
Pool 464473, 6.60%, 02/01/2040	1,054,168	1,320,417
Pool 464573, 6.72%, 02/01/2040	2,233,942	2,629,869
Pool 466595, 6.78%, 11/01/2025	3,634,933	4,368,729
Pool 469854, 8.26%, 12/01/2026	1,594,735	1,919,580
		277,398,108
FNMA Single Family - 26.88%
Pool AB5779, 3.00%, 07/01/2042	245,529	245,841
Pool AB6333, 3.00%, 09/01/2042	982,599	983,845
Pool AP7482, 3.00%, 09/01/2042	810,827	811,857
Pool AP9712, 3.00%, 09/01/2042	650,954	649,368
Pool AB6817, 3.00%, 10/01/2042	337,329	337,758
Pool AB7486, 3.00%, 12/01/2042	1,925,115	1,927,562
Pool TBA, 3.00%, 12/12/2042	5,678,646	5,656,464
Pool AR5591, 3.00%, 01/01/2043	424,592	425,131
Pool AB8571, 3.00%, 02/01/2043	2,270,115	2,272,999

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool AR1739, 3.00%, 02/01/2043	$214,342	$214,586
Pool AT1983, 3.00%, 04/01/2043	2,578,381	2,581,658
Pool AB9496, 3.00%, 05/01/2043	547,023	547,719
Pool AR6415, 3.00%, 05/01/2043	1,559,582	1,561,565
Pool AT0343, 3.00%, 05/01/2043	1,140,929	1,139,208
Pool AS7134, 3.00%, 05/01/2046	4,581,520	4,567,812
Pool AS7340, 3.00%, 06/01/2046	8,253,658	8,228,964
Pool BC1141, 3.00%, 06/01/2046	2,726,964	2,718,805
Pool AS7521, 3.00%, 07/01/2046	7,705,921	7,682,866
Pool BD0472, 3.00%, 07/01/2046	2,495,455	2,487,989
Pool AS7816, 3.00%, 08/01/2046	11,655,988	11,621,115
Pool BC2796, 3.00%, 08/01/2046	5,383,640	5,367,533
Pool AS7899, 3.00%, 09/01/2046	6,641,806	6,621,934
Pool BD6343, 3.00%, 09/01/2046	1,590,414	1,586,354
Pool AS8079, 3.00%, 10/01/2046	6,106,482	6,088,213
Pool BC4722, 3.00%, 10/01/2046	3,022,953	3,013,909
Pool AS8290, 3.00%, 11/01/2046	6,678,089	6,658,109
Pool AS8463, 3.00%, 12/01/2046	6,908,180	6,887,512
Pool TBA, 3.50%, 12/01/2040	2,263,679	2,324,781
Pool AP2097, 3.50%, 08/01/2042	337,164	347,364
Pool AS0092, 3.50%, 07/01/2043	1,546,675	1,595,100
Pool AU1769, 3.50%, 08/01/2043	1,204,971	1,242,699
Pool AX3104, 3.50%, 09/01/2044	1,211,610	1,246,417
Pool AX0901, 3.50%, 10/01/2044	1,608,403	1,652,669
Pool AS3724, 3.50%, 11/01/2044	4,441,805	4,563,561
Pool AX2559, 3.50%, 11/01/2044	2,242,551	2,309,284
Pool AS3925, 3.50%, 12/01/2044	1,528,657	1,570,586
Pool AX4858, 3.50%, 12/01/2044	5,593,412	5,746,840
Pool AY1745, 3.50%, 12/01/2044	1,006,443	1,034,181
Pool AS4238, 3.50%, 01/01/2045	1,147,639	1,179,154
Pool AX7551, 3.50%, 01/01/2045	2,857,687	2,936,449
Pool AS4392, 3.50%, 02/01/2045	1,020,869	1,050,715
Pool AY4388, 3.50%, 02/01/2045	1,903,076	1,961,991
Pool AS4536, 3.50%, 03/01/2045	4,269,091	4,386,745
Pool AX9585, 3.50%, 03/01/2045	4,107,103	4,220,298
Pool AY5019, 3.50%, 03/01/2045	3,964,675	4,073,948
Pool AS4738, 3.50%, 04/01/2045	9,700,857	9,968,204
Pool AY1387, 3.50%, 04/01/2045	1,928,723	1,981,881
Pool AS4913, 3.50%, 05/01/2045	11,176,182	11,484,199
Pool AY3458, 3.50%, 05/01/2045	5,321,117	5,467,774
Pool AY8252, 3.50%, 05/01/2045	1,742,843	1,790,879
Pool AY8271, 3.50%, 05/01/2045	1,475,539	1,516,206
Pool AS5117, 3.50%, 06/01/2045	10,834,131	11,132,725
Pool AZ2274, 3.50%, 06/01/2045	4,210,841	4,326,901
Pool AZ2316, 3.50%, 06/01/2045	2,854,708	2,933,386
Pool AS5351, 3.50%, 07/01/2045	9,114,511	9,365,708
Pool AZ0805, 3.50%, 07/01/2045	13,471,259	13,842,535
Pool AZ5686, 3.50%, 07/01/2045	2,862,661	2,941,563
Pool AS5579, 3.50%, 08/01/2045	5,712,927	5,870,160
Pool AZ5696, 3.50%, 08/01/2045	1,034,279	1,063,483
Pool AS5767, 3.50%, 09/01/2045	10,887,106	11,187,177
Pool AZ2904, 3.50%, 09/01/2045	5,710,657	5,868,053
Pool AZ9193, 3.50%, 09/01/2045	2,295,969	2,359,251
Pool AS5917, 3.50%, 10/01/2045	8,888,888	9,133,890
Pool AZ4755, 3.50%, 10/01/2045	4,357,913	4,487,926

The accompanying notes are an integral part of the financial statements.

10	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AS6127, 3.50%, 11/01/2045	$6,214,338	$6,385,624
Pool AS6309, 3.50%, 12/01/2045	6,800,279	6,987,710
Pool BC0066, 3.50%, 12/01/2045	5,217,437	5,361,244
Pool AS6467, 3.50%, 01/01/2046	14,446,874	14,845,068
Pool AS6616, 3.50%, 02/01/2046	9,869,995	10,142,127
Pool BC0223, 3.50%, 02/01/2046	12,585,144	12,932,403
Pool BC0226, 3.50%, 02/01/2046	1,696,721	1,743,537
Pool AS6785, 3.50%, 03/01/2046	17,657,290	18,143,659
Pool AS6956, 3.50%, 04/01/2046	5,632,815	5,788,239
Pool BC0801, 3.50%, 04/01/2046	5,855,195	6,016,757
Pool AS7135, 3.50%, 05/01/2046	1,834,107	1,884,714
Pool BC6041, 3.50%, 05/01/2046	6,289,143	6,462,684
Pool BD0456, 3.50%, 06/01/2046	1,616,422	1,661,024
Pool AC1837, 4.00%, 08/01/2039	417,983	443,235
Pool AE5434, 4.00%, 10/01/2040	462,315	489,721
Pool AE9905, 4.00%, 10/01/2040	267,769	282,173
Pool AE7634, 4.00%, 11/01/2040	728,752	772,416
Pool AE7705, 4.00%, 11/01/2040	437,306	462,402
Pool AE8205, 4.00%, 11/01/2040	311,177	329,313
Pool AE8779, 4.00%, 12/01/2040	84,045	88,529
Pool AH0540, 4.00%, 12/01/2040	82,966	87,487
Pool AH2978, 4.00%, 01/01/2041	529,589	560,022
Pool AH2979, 4.00%, 01/01/2041	246,417	261,055
Pool AH5274, 4.00%, 01/01/2041	998,135	1,055,434
Pool AH5643, 4.00%, 01/01/2041	552,762	586,109
Pool AH5665, 4.00%, 02/01/2041	949,885	1,007,100
Pool AH5670, 4.00%, 02/01/2041	523,531	554,170
Pool AH5671, 4.00%, 02/01/2041	571,800	604,155
Pool AH5672, 4.00%, 02/01/2041	320,292	340,109
Pool AH6770, 4.00%, 03/01/2041	374,597	395,971
Pool AH7282, 4.00%, 03/01/2041	714,912	756,228
Pool AH8877, 4.00%, 04/01/2041	333,873	354,487
Pool AI0124, 4.00%, 04/01/2041	87,989	93,132
Pool AI9871, 4.00%, 09/01/2041	1,013,944	1,068,240
Pool AJ3460, 4.00%, 09/01/2041	375,792	397,398
Pool AJ4024, 4.00%, 10/01/2041	586,215	620,157
Pool AJ5285, 4.00%, 11/01/2041	632,235	667,655
Pool AJ7662, 4.00%, 12/01/2041	691,110	731,096
Pool AU9998, 4.00%, 09/01/2043	1,576,134	1,663,706
Pool AS0716, 4.00%, 10/01/2043	2,961,543	3,120,247
Pool AU6713, 4.00%, 10/01/2043	1,462,230	1,547,738
Pool AU6721, 4.00%, 10/01/2043	1,331,119	1,404,187
Pool AU8404, 4.00%, 10/01/2043	1,276,917	1,349,046
Pool AV0191, 4.00%, 10/01/2043	457,924	483,523
Pool AV0214, 4.00%, 10/01/2043	974,724	1,030,543
Pool AS0929, 4.00%, 11/01/2043	1,902,482	2,010,324
Pool AU6992, 4.00%, 11/01/2043	1,224,865	1,300,606
Pool AU6999, 4.00%, 11/01/2043	2,186,106	2,303,159
Pool AU7007, 4.00%, 11/01/2043	2,559,983	2,697,937
Pool AS1368, 4.00%, 12/01/2043	1,398,414	1,473,358
Pool AV0670, 4.00%, 12/01/2043	3,215,192	3,397,437
Pool AS1427, 4.00%, 01/01/2044	1,201,869	1,269,679
Pool AV2348, 4.00%, 01/01/2044	3,946,610	4,159,838
Pool AV6342, 4.00%, 01/01/2044	1,749,143	1,849,333
Pool AW0278, 4.00%, 01/01/2044	737,016	780,062

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool AS1671, 4.00%, 02/01/2044	$1,213,210	$1,281,989
Pool AV5020, 4.00%, 02/01/2044	3,515,973	3,711,091
Pool AS1877, 4.00%, 03/01/2044	916,858	967,822
Pool AV7087, 4.00%, 03/01/2044	3,394,568	3,576,316
Pool AS2127, 4.00%, 04/01/2044	1,091,551	1,149,741
Pool AV7157, 4.00%, 04/01/2044	5,392,682	5,681,310
Pool AW0985, 4.00%, 05/01/2044	5,809,663	6,120,608
Pool AW3597, 4.00%, 06/01/2044	4,948,524	5,213,081
Pool AW5358, 4.00%, 06/01/2044	934,282	985,523
Pool AW6680, 4.00%, 06/01/2044	2,206,009	2,324,082
Pool AS2826, 4.00%, 07/01/2044	4,970,635	5,236,367
Pool AW8968, 4.00%, 07/01/2044	2,360,731	2,487,009
Pool AS3009, 4.00%, 08/01/2044	2,463,111	2,594,708
Pool AW8540, 4.00%, 08/01/2044	836,860	881,595
Pool AW9273, 4.00%, 08/01/2044	1,407,293	1,486,956
Pool AS3247, 4.00%, 09/01/2044	2,464,869	2,596,185
Pool AS3493, 4.00%, 10/01/2044	2,208,875	2,327,098
Pool AX0902, 4.00%, 10/01/2044	1,636,860	1,724,474
Pool AX3165, 4.00%, 10/01/2044	1,694,376	1,785,070
Pool AS3951, 4.00%, 11/01/2044	462,011	487,008
Pool AX2558, 4.00%, 11/01/2044	879,836	930,805
Pool AX4856, 4.00%, 12/01/2044	2,351,794	2,492,286
Pool AX7550, 4.00%, 12/01/2044	684,542	722,668
Pool AY5025, 4.00%, 03/01/2045	3,315,113	3,492,958
Pool AY8277, 4.00%, 05/01/2045	1,090,921	1,149,445
Pool AZ5697, 4.00%, 08/01/2045	1,918,676	2,024,645
Pool AZ2921, 4.00%, 09/01/2045	978,328	1,033,404
Pool AZ9195, 4.00%, 09/01/2045	1,505,084	1,589,732
Pool AC4095, 4.50%, 09/01/2039	16,687	18,041
Pool 890226, 4.50%, 08/01/2040	7,420,328	8,027,454
Pool AD8493, 4.50%, 08/01/2040	500,332	542,196
Pool AE3014, 4.50%, 09/01/2040	592,612	643,398
Pool AH5666, 4.50%, 01/01/2041	182,879	197,245
Pool AH5644, 4.50%, 02/01/2041	285,822	311,542
Pool AH6769, 4.50%, 03/01/2041	2,445,456	2,656,136
Pool AH7512, 4.50%, 03/01/2041	654,189	711,084
Pool AH8880, 4.50%, 04/01/2041	512,118	552,293
Pool AH8881, 4.50%, 04/01/2041	888,412	966,098
Pool AI0125, 4.50%, 04/01/2041	812,440	881,716
Pool AI2268, 4.50%, 04/01/2041	959,507	1,038,995
Pool AI3491, 4.50%, 06/01/2041	2,190,670	2,372,143
Pool AI5362, 4.50%, 06/01/2041	1,564,278	1,693,881
Pool AI6148, 4.50%, 07/01/2041	703,013	764,513
Pool AI6155, 4.50%, 07/01/2041	2,152,810	2,342,497
Pool AI8446, 4.50%, 07/01/2041	520,916	563,314
Pool AI8166, 4.50%, 08/01/2041	1,271,133	1,372,776
Pool AI8167, 4.50%, 08/01/2041	1,397,558	1,520,614
Pool AI9872, 4.50%, 09/01/2041	906,634	981,475
Pool AJ4025, 4.50%, 10/01/2041	948,392	1,026,968
Pool AV0226, 4.50%, 10/01/2043	563,552	610,852
Pool AV6346, 4.50%, 01/01/2044	863,862	935,144
Pool 890230, 5.00%, 07/01/2040	8,509,805	9,350,023
Pool AD8500, 5.00%, 08/01/2040	834,668	915,780
Pool AH6772, 5.00%, 03/01/2041	176,820	193,641
Pool AH8879, 5.00%, 04/01/2041	470,739	518,372

The accompanying notes are an integral part of the financial statements.

12	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AI3492, 5.00%, 06/01/2041	$296,503	$324,706
Pool AI6154, 5.00%, 07/01/2041	286,446	313,696
Pool 890246, 5.50%, 11/01/2038	2,608,496	2,923,337
Pool 890247, 6.00%, 09/01/2038	4,654,611	5,298,459
Pool 886136, 6.50%, 07/01/2036	189,386	214,522
Pool 900106, 6.50%, 08/01/2036	66,669	75,518
Pool 900649, 6.50%, 09/01/2036	145,053	164,305
Pool 947771, 6.50%, 09/01/2037	100,183	113,480
		513,444,856
GNMA Multifamily - 20.27%
Pool 2013-73 A, 0.98%, 12/16/2035	793,231	781,933
Pool 2013-45 A, 1.45%, 10/16/2040	927,671	915,485
Pool 2013-61 A, 1.45%, 01/16/2043	487,547	477,419
Pool 2013-30 A, 1.50%, 05/16/2042	1,320,285	1,304,229
Pool 2013-85 A, 1.55%, 09/16/2046	1,714,700	1,633,812
Pool 2013-7 AC, 1.60%, 03/16/2047	1,821,131	1,764,805
Pool 2012-27 A, 1.61%, 07/16/2039	933,028	917,033
Pool 2012-139 AB, 1.67%, 02/16/2053	395,498	372,463
Pool 2013-118 AC, 1.70%, 06/16/2036	2,464,996	2,436,917
Pool 2013-50 AB, 1.73%, 05/16/2045	1,560,463	1,484,889
Pool 2013-29 AB, 1.77%, 10/16/2045	1,201,973	1,159,663
Pool 2012-144 AD, 1.77%, 01/16/2053	639,751	611,395
Pool 2013-179 A, 1.80%, 07/16/2037	2,019,113	1,997,400
Pool 2012-99 AE, 1.80%, 02/16/2048	4,674,061	4,477,849
Pool 2013-12 AB, 1.83%, 11/16/2052	266,557	258,221
Pool 2013-72 AC, 1.88%, 05/16/2046	5,106,173	4,925,697
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,763,650	1,693,884
Pool 2014-168 A, 1.90%, 06/16/2041	507,102	506,736
Pool 2012-150 AB, 1.90%, 08/16/2044	196,172	191,698
Pool 2012-120 A, 1.90%, 02/16/2053	1,479,436	1,433,035
Pool 2014-52 A, 1.95%, 09/16/2036	738,100	737,185
Pool 2013-155 A, 1.95%, 03/16/2044	4,937,639	4,901,100
Pool 2012-83 AB, 1.98%, 05/16/2045	1,132,759	1,096,440
Pool 2013-176 AB, 2.00%, 11/16/2038	153,733	152,884
Pool 2013-107 A, 2.00%, 05/16/2040	137,317	136,108
Pool 2013-92 AB, 2.00%, 02/16/2043	1,270,279	1,261,107
Pool 2013-143 A, 2.00%, 04/16/2043	169,047	168,674
Pool 2013-176 AC, 2.00%, 03/16/2046	2,531,574	2,470,910
Pool 2013-128 AB, 2.00%, 10/16/2051	3,004,299	2,920,497
Pool 2012-72 AB, 2.03%, 02/16/2046	375,085	365,872
Pool AA7789, 2.04%, 11/15/2052	6,929,708	6,415,939
Pool 2012-112 AD, 2.09%, 02/16/2053	262,632	253,837
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	576,644	562,842
Pool 2012-2 AB, 2.11%, 03/16/2037	724,031	722,409
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	290,220	279,252
Pool AA8478, 2.15%, 05/15/2035	359,272	344,770
Pool AA8479, 2.15%, 11/15/2035	746,280	715,165
Pool 2014-67 A, 2.15%, 05/16/2039	3,208,788	3,200,044
Pool 2014-13 BA, 2.15%, 06/16/2040	1,459,744	1,461,501
Pool 2012-70 AB, 2.18%, 08/16/2052	616,606	598,704
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,010,396
Pool 2014-78 A2, 2.20%, 04/16/2047	2,553,633	2,553,277
Pool 2013-94 AB, 2.20%, 03/16/2054	514,485	502,989
Pool 2016-152 EA, 2.20%, 08/15/2058 (a)	2,800,000	2,735,359
Pool 2014-75 A, 2.21%, 06/16/2047	1,414,735	1,418,904

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool 2012-78 AD, 2.22%, 03/16/2044	$300,000	$295,455
Pool AC5324, 2.23%, 09/15/2032	2,639,135	2,559,267
Pool 2016-40 AH, 2.25%, 03/16/2050	10,508,382	10,315,828
Pool 2012-111 AB, 2.25%, 09/16/2052	4,294,939	4,323,529
Pool 2014-29 AB, 2.30%, 01/16/2041	3,170,660	3,168,620
Pool 2014-130 CA, 2.30%, 11/16/2042	223,393	221,330
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,447,108
Pool 2016-125 HA, 2.30%, 12/16/2057	4,438,546	4,343,442
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,362,783
Pool 2015-125 AB, 2.35%, 04/16/2047	9,496,541	9,461,113
Pool 2016-87 AD, 2.35%, 03/16/2058	993,668	956,686
Pool 2016-14 DA, 2.40%, 05/16/2046	5,286,300	5,220,265
Pool 2016-40 AH, 2.40%, 06/16/2049	4,059,797	3,995,763
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	219,445	219,071
Pool 2015-183 AF, 2.40%, 07/16/2057	6,551,608	6,421,331
Pool 2016-96 HA, 2.40%, 12/16/2057	994,322	972,945
Pool 2016-113 A, 2.40%, 02/16/2058	1,844,410	1,804,202
Pool 778465, 2.45%, 09/15/2047	1,707,925	1,623,097
Pool AC9553, 2.47%, 02/15/2048	9,366,955	8,885,767
Pool AE4484, 2.50%, 06/15/2048	3,966,328	3,762,720
Pool 2016-71 AK, 2.50%, 06/16/2048	6,729,101	6,645,297
Pool 2015-114 AD, 2.50%, 11/15/2051	3,545,068	3,530,321
Pool 2013-193 AE, 2.50%, 10/16/2054	2,182,674	2,167,626
Pool 2016-36 A, 2.50%, 03/16/2057	992,318	970,997
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	613,945
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	8,669,906	8,574,369
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,577,597	3,519,567
Pool 2016-64 HA, 2.55%, 12/16/2057	2,679,033	2,632,167
Pool 2015-101 AE, 2.60%, 03/16/2052	2,065,590	2,045,673
Pool 2014-153 AC, 2.60%, 06/16/2055	3,186,208	3,175,139
Pool 2015-128 AJ, 2.60%, 11/16/2055	6,189,636	6,105,548
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	7,351,965	7,238,330
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,548,377	1,548,703
Pool 2016-24 AE, 2.60%, 12/16/2056	6,862,348	6,750,406
Pool 2016-41 HA, 2.60%, 06/16/2057	1,963,712	1,937,748
Pool 591746, 2.63%, 06/15/2048	823,520	791,593
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,450,705	1,452,942
Pool 2015-33 AH, 2.65%, 02/16/2045	1,149,771	1,161,491
Pool 2015-86 AC, 2.65%, 03/16/2050	4,534,083	4,545,060
Pool 2015-171 EA, 2.65%, 12/16/2052	98,217	97,552
Pool AB8527, 2.65%, 04/15/2054	2,203,765	2,111,030
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,024,422	1,998,333
Pool 2014-125 A, 2.70%, 03/16/2047	1,754,140	1,765,322
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	2,947,610
Pool 2014-175 AC, 2.70%, 08/16/2055	2,753,049	2,762,572
Pool AA1574, 2.73%, 07/15/2032	2,218,790	2,207,848
Pool AC3668, 2.73%, 04/15/2043	6,414,827	6,206,941
Pool 2015-108 A, 2.75%, 01/16/2056	1,236,497	1,248,479
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,372,206	3,372,928
Pool 2016-85 AH, 2.75%, 03/16/2057 (b)	1,486,808	1,463,558
Pool 2010-156 AC, 2.76%, 03/16/2039	1,002,356	992,619
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,582,889	3,593,104
Pool 2014-89 AB, 2.80%, 05/16/2054	1,670,496	1,687,632
Pool 2014-186 AH, 2.80%, 08/16/2054	4,481,372	4,496,904
Pool 2015-140 AC, 2.80%, 11/16/2056	3,122,689	3,075,567

The accompanying notes are an integral part of the financial statements.

14	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2015-150 AE, 2.80%, 01/16/2057	$1,327,414	$1,308,869
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,371,277	3,354,834
Pool 2012-35 A, 2.83%, 10/16/2043	73,447	74,140
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,104,320	3,105,716
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	661,840	665,786
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,530,373	2,549,323
Pool AA2216, 2.87%, 01/15/2054	911,751	889,723
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	5,764,710	5,781,819
Pool AV9479, 2.90%, 10/15/2051	8,613,290	8,457,588
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	2,815,295	2,841,662
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,646,670	1,647,336
Pool AD6658, 2.97%, 01/15/2036	1,466,350	1,458,232
Pool 2011-27 B, 3.00%, 09/16/2034	495,000	497,947
Pool 2011-143 A, 3.00%, 07/16/2043	2,292,784	2,318,775
Pool 793935, 3.00%, 05/15/2047	278,694	275,585
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,779,236
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,318,352
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,300,209	3,325,696
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,562,767
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,143,448
Pool AF4094, 3.05%, 08/15/2035	3,509,591	3,508,114
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,506,594
Pool 2014-47 AG, 3.09%, 02/16/2048	989,581	1,004,935
Pool AS2544, 3.10%, 04/15/2042	859,676	861,627
Pool AE4487, 3.10%, 02/15/2047	698,224	690,879
Pool AK8205, 3.10%, 09/15/2055	11,276,696	11,233,065
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	4,926,000	4,700,768
Pool AK7838, 3.21%, 05/15/2042	2,890,973	2,901,089
Pool 2012-9 A, 3.22%, 05/16/2039	54,793	54,910
Pool AK7840, 3.25%, 03/15/2050	2,129,813	2,139,634
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	960,776
Pool AI1113, 3.37%, 01/15/2050	2,919,190	3,009,553
Pool AT8470, 3.40%, 10/15/2051	1,917,854	1,995,184
Pool AN9543, 3.45%, 11/15/2050	1,740,680	1,826,599
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,312,047
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,964,257
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,399,924	3,478,337
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,554,047
Pool AD8950, 3.51%, 09/15/2048	2,166,397	2,265,624
Pool AM0526, 3.51%, 05/15/2050	2,617,069	2,764,404
Pool AH5339, 3.55%, 12/15/2050	1,329,846	1,412,016
Pool AC6851, 3.62%, 08/15/2048	954,050	1,003,075
Pool AC6853, 3.62%, 08/15/2048	954,050	1,003,075
Pool AE9650, 3.65%, 08/15/2048	2,957,863	3,031,810
Pool AG5019, 3.73%, 03/15/2049	4,285,170	4,510,376
Pool 661707, 3.75%, 12/15/2054	1,455,998	1,535,200
Pool AG7484, 3.83%, 03/15/2049	1,431,206	1,512,173
Pool 749013, 3.88%, 10/15/2049	470,935	494,875
Pool AO6152, 3.94%, 01/15/2045	2,062,928	2,203,073
Pool AH7386, 4.00%, 11/15/2053	1,968,126	2,095,599
Pool AK4398, 4.00%, 01/15/2057	1,556,299	1,654,062
Pool 768250, 4.01%, 08/15/2052	2,474,914	2,608,972
Pool AF8133, 4.12%, 06/15/2037	1,628,259	1,732,419
Pool 760521, 4.13%, 09/15/2053	3,340,058	3,524,154
Pool AH5333, 4.15%, 06/15/2040	1,127,482	1,205,446

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool 749575, 4.25%, 11/15/2046	$1,482,480	$1,554,133
Pool 758139, 4.25%, 02/15/2053	190,094	200,498
Pool AH1338, 4.61%, 06/15/2055	1,704,411	1,814,851
Pool AF8136, 4.70%, 04/15/2044	1,322,754	1,408,733
Pool 712102, 5.15%, 11/15/2032	474,276	487,714
Pool 734980, 5.25%, 11/15/2051	1,109,305	1,162,921
Pool 699710, 5.43%, 07/15/2044	367,855	377,052
Pool 637911, 6.00%, 07/15/2035	375,736	376,763
Pool 636413, 6.25%, 04/15/2036	654,167	655,991
Pool 643896, 6.50%, 06/15/2049	1,284,037	1,315,067
		387,095,296
GNMA Single Family - 2.47%
Pool AD1699, 3.00%, 02/15/2043	734,732	747,369
Pool AV5053, 3.00%, 10/20/2046	1,040,332	1,058,354
Pool 778944, 3.50%, 03/15/2042	492,066	513,259
Pool 779075, 3.50%, 04/15/2042	304,519	318,445
Pool 779354, 3.50%, 06/15/2042	33,921	35,466
Pool 737576, 4.00%, 11/15/2040	59,160	63,212
Pool 737712, 4.00%, 12/15/2040	386,059	411,284
Pool 757173, 4.00%, 12/20/2040	434,039	464,369
Pool 737837, 4.00%, 01/15/2041	931,132	994,273
Pool 759104, 4.00%, 01/15/2041	588,388	630,085
Pool 2759436, 4.00%, 01/20/2041	223,055	239,950
Pool 2759466, 4.00%, 01/20/2041	896,291	956,693
Pool 759191, 4.00%, 02/15/2041	535,721	573,012
Pool 2759301, 4.00%, 02/20/2041	557,203	596,451
Pool 2763042, 4.00%, 04/20/2041	119,161	127,367
Pool 738629, 4.00%, 08/15/2041	805,799	855,546
Pool 738630, 4.00%, 08/15/2041	456,467	490,324
Pool 770515, 4.00%, 08/15/2041	1,064,854	1,143,576
Pool 738735, 4.00%, 09/15/2041	1,324,294	1,413,857
Pool 738954, 4.00%, 11/15/2041	424,854	451,087
Pool 778766, 4.00%, 01/15/2042	846,608	906,237
Pool 778847, 4.00%, 02/15/2042	523,851	558,093
Pool AF3781, 4.00%, 09/15/2043	1,299,362	1,379,609
Pool AG8734, 4.00%, 12/15/2043	890,251	951,124
Pool 717198, 4.50%, 06/15/2039	499,045	543,187
Pool 714594, 4.50%, 07/15/2039	251,332	276,113
Pool 720208, 4.50%, 07/15/2039	667,467	738,387
Pool 726402, 4.50%, 10/15/2039	55,416	60,363
Pool 728954, 4.50%, 12/15/2039	552,349	605,281
Pool 729017, 4.50%, 01/15/2040	607,726	661,481
Pool 737051, 4.50%, 03/15/2040	373,894	408,390
Pool 737222, 4.50%, 05/15/2040	488,887	532,131
Pool 698160, 4.50%, 07/15/2040	711,875	779,968
Pool 748456, 4.50%, 08/15/2040	663,443	730,649
Pool 738152, 4.50%, 04/15/2041	827,871	907,225
Pool 762882, 4.50%, 04/15/2041	236,043	256,922
Pool 738267, 4.50%, 05/15/2041	630,974	691,099
Pool 763543, 4.50%, 05/15/2041	293,093	319,018
Pool 738397, 4.50%, 06/15/2041	1,407,650	1,544,901
Pool 770396, 4.50%, 06/15/2041	409,681	447,460
Pool 2783417, 4.50%, 08/20/2041	6,424,400	7,023,935
Pool 688624, 5.00%, 05/15/2038	349,193	386,691
Pool 411105, 5.00%, 01/15/2039	168,497	187,366

The accompanying notes are an integral part of the financial statements.

16	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 439079, 5.00%, 02/15/2039	$225,146	$251,299
Pool 646728, 5.00%, 03/15/2039	86,825	95,763
Pool 646750, 5.00%, 04/15/2039	142,473	157,154
Pool 646777, 5.00%, 05/15/2039	109,707	121,013
Pool 720288, 5.00%, 08/15/2039	426,861	474,444
Pool 722944, 5.00%, 08/15/2039	259,274	285,824
Pool 726290, 5.00%, 09/15/2039	771,766	865,300
Pool 723006, 5.00%, 10/15/2039	673,541	753,674
Pool 726403, 5.00%, 10/15/2039	296,561	328,494
Pool 737055, 5.00%, 03/15/2040	344,363	380,488
Pool 658393, 5.00%, 06/15/2040	450,014	496,096
Pool 2783418, 5.00%, 06/20/2040	5,098,675	5,432,447
Pool 684677, 5.50%, 03/15/2038	341,044	383,837
Pool 684802, 5.50%, 04/15/2038	196,860	220,986
Pool 2688636, 5.50%, 05/20/2038	372,770	409,945
Pool 690974, 5.50%, 06/15/2038	47,427	53,240
Pool 2691179, 5.50%, 06/20/2038	162,748	178,956
Pool 693574, 5.50%, 07/15/2038	77,007	86,445
Pool 2409120, 5.50%, 07/20/2038	339,056	374,449
Pool 2700671, 5.50%, 10/20/2038	211,017	231,802
Pool 411116, 5.50%, 01/15/2039	174,163	195,510
Pool 2684988, 6.00%, 03/20/2038	108,135	120,701
Pool 688626, 6.00%, 05/15/2038	123,847	141,360
Pool 2688637, 6.00%, 05/20/2038	98,921	110,575
Pool 2693900, 6.00%, 07/20/2038	162,304	181,415
Pool 696513, 6.00%, 08/15/2038	40,521	46,279
Pool 2696843, 6.00%, 08/20/2038	150,309	168,007
Pool 699255, 6.00%, 09/15/2038	526,076	609,011
Pool 2698997, 6.00%, 09/20/2038	254,840	284,867
Pool 705999, 6.00%, 01/15/2039	100,880	115,208
Pool 2706407, 6.00%, 01/20/2039	71,761	80,197
Pool 582048, 6.50%, 01/15/2032	28,870	32,972
Pool 2696844, 6.50%, 08/20/2038	238,564	265,320
Pool 2706408, 6.50%, 01/20/2039	198,308	219,511
Pool 530199, 7.00%, 03/20/2031	52,484	53,745
		47,185,943
HUD - 0.56%
2011-A, 2.05%, 08/01/2019	800,000	809,473
2010-A, 3.30%, 08/01/2019	5,718,000	5,996,621
0614, 5.51%, 08/01/2020	970,000	971,526
0620, 5.77%, 08/01/2026	2,982,000	2,987,698
		10,765,318
Small Business Administration - 4.26%
Pool 507253, 0.75%, 05/25/2030 (b)	68,284	67,749
Pool 507766, 0.83%, 07/25/2031 (b)	97,690	97,153
Pool 508901, 0.85%, 07/25/2020 (b)	124,335	123,689
Pool 508206, 0.85%, 09/25/2032 (b)	42,537	42,461
Pool 508298, 0.85%, 01/25/2033 (b)	248,261	247,318
Pool 508506, 0.88%, 06/25/2033 (b)	299,590	296,383
Pool 508716, 1.07%, 06/25/2034 (b)	487,474	489,857
Pool 508890, 1.15%, 06/25/2020 (b)	126,873	127,274
Pool American, 1.25%, 08/30/2022 (b)	717,114	739,624
Pool Cleburne, 1.25%, 08/30/2022 (b)	488,626	504,546
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	122,833	123,986
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	72,243	72,937

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool Gentleden, 1.25%, 04/10/2023 (b)	$187,680	$190,195
Pool Juice It Up, 1.25%, 09/19/2023 (b)	164,896	166,834
Pool 509670, 1.25%, 04/25/2025 (b)	785,191	797,677
Pool 509678, 1.25%, 05/25/2025 (b)	2,088,572	2,101,232
Pool Charles Corner, 1.25%, 04/29/2034 (b)	486,124	497,913
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	274,080	280,779
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	178,336	184,061
Pool 509417, 1.25%, 10/25/2038 (b)	1,161,190	1,161,595
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	296,662	306,295
Pool 509661, 1.25%, 03/25/2040 (b)	3,472,123	3,503,772
Pool 509688, 1.25%, 08/25/2040 (b)	5,489,468	5,528,125
Pool 509760, 1.25%, 11/25/2040 (b)	3,321,356	3,333,254
Pool 509347, 1.50%, 11/25/2022 (b)	310,509	310,222
Pool 509392, 1.50%, 07/25/2023 (b)	1,430,872	1,433,130
Pool 509409, 1.50%, 09/25/2023 (b)	968,508	968,940
Pool 509596, 1.50%, 11/25/2024 (b)	865,857	865,883
Pool 509748, 1.50%, 09/25/2025 (b)	3,522,314	3,532,836
Pool 508969, 1.50%, 09/25/2035 (b)	288,837	294,603
Pool 508994, 1.50%, 01/25/2036 (b)	222,078	224,424
Pool 509084, 1.50%, 07/25/2036 (b)	220,649	220,376
Pool 509133, 1.50%, 09/25/2036 (b)	963,701	959,615
Pool 509225, 1.50%, 04/25/2037 (b)	804,671	817,266
Pool 509348, 1.50%, 02/25/2038 (b)	697,957	707,480
Pool 509350, 1.50%, 03/25/2038 (b)	1,811,310	1,840,017
Pool 509391, 1.50%, 06/25/2038 (b)	1,962,408	1,972,537
Pool 509460, 1.50%, 01/25/2039 (b)	1,898,166	1,894,849
Pool 509491, 1.50%, 02/25/2039 (b)	3,509,561	3,492,310
Pool 509541, 1.50%, 08/25/2039 (b)	1,271,058	1,289,349
Pool 509573, 1.50%, 09/25/2039 (b)	3,204,212	3,224,518
Pool 509575, 1.50%, 10/25/2039 (b)	2,600,383	2,613,845
Pool 509735, 1.50%, 09/25/2040 (b)	4,253,359	4,272,496
Pool 3046316007, 2.13%, 12/03/2032 (b)	229,929	232,918
Pool 509793, 2.36%, 01/25/2041 (b)	2,257,972	2,375,164
Pool 509010, 2.83%, 01/25/2036 (b)	119,162	125,963
Pool Premie, 3.08%, 08/29/2038 (b)	715,843	795,387
Pool Animal, 3.33%, 06/04/2023 (b)	318,460	342,408
Pool 509900, 3.40%, 03/25/2042 (b)	4,750,000	5,247,979
Pool Econolodge, 3.58%, 09/11/2037 (b)	839,727	946,658
Pool 522305, 3.69%, 11/25/2028 (b)	593,466	646,707
Pool 522053, 4.02%, 05/25/2026 (b)	334,519	362,734
Pool 509647, 4.11%, 12/25/2026 (b)	821,700	897,966
Pool 522158, 4.16%, 01/25/2027 (b)	1,526,926	1,684,665
Pool 521884, 4.16%, 08/25/2037 (b)	494,563	558,910
Pool 521984, 4.16%, 10/25/2038 (b)	467,179	522,143
Pool 521967, 4.20%, 06/25/2038 (b)	2,378,092	2,686,140
Pool 522156, 4.24%, 05/25/2040 (b)	1,020,028	1,168,237
Pool 522194, 4.24%, 09/25/2040 (b)	360,044	410,206
Pool 521919, 4.28%, 12/25/2037 (b)	207,194	234,646
Pool 521860, 4.31%, 03/25/2037 (b)	588,942	659,412
Pool Schatz, 4.33%, 10/04/2023 (b)	25,869	28,746
Pool 521970, 4.34%, 07/25/2038 (b)	813,868	919,183
Pool 522125, 4.35%, 10/25/2026 (b)	279,604	308,107
Pool 522268, 4.38%, 01/25/2029 (b)	2,687,616	2,994,195
Pool 522029, 4.39%, 02/25/2039 (b)	97,712	111,561
Pool 522020, 4.46%, 02/25/2026 (b)	328,829	362,071

The accompanying notes are an integral part of the financial statements.

18	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 522317, 4.49%, 03/25/2029 (b)	$1,021,796	$1,144,131
Pool Knights Inn, 4.61%, 08/27/2035	673,420	768,453
Pool 522282, 4.63%, 09/25/2028 (b)	415,252	467,764
Pool 522327, 4.69%, 05/25/2029 (b)	1,500,000	1,706,283
Pool 522150, 4.75%, 02/25/2026 (b)	103,023	113,910
Pool Valeri, 4.88%, 11/15/2023 (b)	62,168	69,642
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	52,481	56,348
Pool 7530434005, 5.27%, 06/29/2024 (a)	61,572	66,232
Pool 3829225004, 6.08%, 11/05/2020 (a)	332,766	353,184
		81,287,458
Small Business Administration Participation Certificates - 0.00%
2008-20C, 5.49%, 03/01/2028	21,712	23,837
2008-20E, 5.49%, 05/01/2028	70,973	77,834
		101,671
USDA Loans - 0.05%
Pool FSAA & BParent, 4.33%, 08/01/2039 (a) (b)	129,614	141,707
Pool Highland, 5.28%, 07/14/2024 (a)	823,034	878,621
		1,020,328
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $1,402,290,870)		1,391,770,221

MUNICIPAL BONDS - 21.47%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	247,477
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	429,543
3.40%, 11/01/2020	450,000	459,284
		1,136,304
California - 1.11%
California State Housing Finance Agency
2.79%, 08/01/2036	7,000,000	6,898,430
3.85%, 08/01/2031	3,250,000	3,073,525
Livermore Redevelopment Agency
0.58%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	259,443
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	680,218
Los Angeles County Redevelopment Refunding Authority
1.00%, 12/01/2016	1,600,000	1,600,000
Napa Community Redevelopment Agency
5.60%, 09/01/2018	185,000	185,231
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	754,938
Sacramento County Housing Authority
0.90%, 07/15/2035 (b)	200,000	200,000
San Francisco California Public Utilities Commission Water Revenue
1.95%, 11/01/2020	1,000,000	996,740

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
2.15%, 11/01/2021	$500,000	$499,765
2.40%, 11/01/2022	500,000	500,030
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,937,408
		21,185,728
Delaware - 0.33%
Delaware State Housing Authority
2.65%, 11/01/2041	6,550,000	6,261,210

District of Columbia - 0.08%
District of Columbia Housing Finance Agency
3.88%, 06/15/2045	1,552,131	1,568,025

Florida - 1.20%
Florida State Housing Finance Corp.
0.75%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.45%, 01/01/2043	3,945,340	3,731,660
2.80%, 07/01/2041	2,676,898	2,564,896
2.80%, 07/01/2041	5,520,496	5,289,518
3.13%, 07/01/2037	7,776,388	7,545,663
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	2,198,921	2,117,539
Pinellas County Health Facilities Authority
0.69%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.73%, 10/01/2048 (b)	400,000	400,000
		22,859,276
Hawaii - 0.04%
Honolulu City & County
3.17%, 10/01/2033	400,000	379,628
3.22%, 10/01/2034	300,000	284,766
		664,394
Illinois - 0.96%
Illinois State Housing Development Authority
0.76%, 08/01/2034 (b) (c)	5,250,000	5,250,000
1.05%, 02/01/2017	345,000	344,814
1.23%, 08/01/2017	1,060,000	1,058,177
2.63%, 03/01/2048	3,145,262	2,978,689
2.70%, 01/01/2020	650,000	650,871
2.80%, 07/01/2020	565,000	566,062
2.81%, 02/01/2021	300,000	297,795
3.05%, 07/01/2021	500,000	503,865
3.27%, 07/01/2022	495,000	496,673
3.37%, 01/01/2023	250,000	250,303
3.62%, 01/01/2025	290,000	288,364
3.62%, 07/01/2025	250,000	247,640
4.00%, 02/01/2034	4,335,000	4,457,377
4.18%, 08/01/2029	1,000,000	1,003,310
		18,393,940
Indiana - 0.05%
Elkhart County
0.95%, 09/01/2043 (b)	125,000	125,000
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	255,000	255,895

The accompanying notes are an integral part of the financial statements.

20	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	$475,000	$543,676
		924,571
Iowa - 0.30%
Des Moines Area Community College
2.00%, 06/01/2017	500,000	502,940
2.00%, 06/01/2017	375,000	377,130
2.00%, 06/01/2018	510,000	517,181
2.00%, 06/01/2018	750,000	760,560
2.05%, 06/01/2024	575,000	552,253
2.05%, 06/01/2024	845,000	811,572
2.25%, 06/01/2025	690,000	665,677
2.25%, 06/01/2025	235,000	225,504
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,708
Iowa State Finance Authority
0.76%, 08/01/2037 (b) (c)	220,000	220,000
2.30%, 09/01/2040	773,844	729,077
Kirkwood Community College
2.50%, 06/01/2017	120,000	120,886
		5,728,488
Kentucky - 1.16%
Kentucky State Housing Corp.
0.94%, 01/01/2017	825,000	824,959
2.34%, 01/01/2018	1,585,000	1,596,729
2.39%, 01/01/2020	340,000	340,850
2.54%, 07/01/2020	230,000	231,056
2.55%, 07/01/2020	1,435,000	1,442,318
2.88%, 01/01/2022	300,000	301,479
2.93%, 07/01/2022	335,000	336,012
3.00%, 11/01/2041	7,795,000	7,636,372
3.38%, 01/01/2025	165,000	165,551
3.50%, 07/01/2031	750,000	735,420
3.86%, 01/01/2034	150,000	148,563
4.00%, 07/01/2037	2,860,000	2,971,397
4.25%, 07/01/2033	2,310,000	2,376,944
4.27%, 01/01/2028	3,000,000	3,060,960
5.77%, 07/01/2037	35,000	35,087
6.06%, 07/01/2036	10,000	10,029
		22,213,726
Louisiana - 0.24%
Louisiana State Housing Corp.
2.10%, 12/01/2038	4,856,460	4,552,106

Maine - 0.06%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	862,055
4.00%, 11/15/2024 (c)	250,000	251,595
		1,113,650
Maryland - 1.23%
Maryland State Community Development Administration
0.75%, 12/01/2040 (b) (c)	1,200,000	1,200,000
0.78%, 09/01/2040 (b) (c)	2,100,000	2,100,000
2.36%, 09/01/2018	150,000	151,486

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
2.49%, 03/01/2019	$450,000	$455,112
2.86%, 09/01/2040	1,985,000	1,983,749
3.35%, 03/01/2023	705,000	721,857
3.46%, 09/01/2031	5,000,000	4,800,000
3.50%, 09/01/2047	5,000,000	5,062,800
3.80%, 03/01/2039	3,850,000	3,628,163
4.00%, 09/01/2025	3,195,000	3,270,434
Montgomery County
4.60%, 05/01/2026	200,000	211,960
		23,585,561
Massachusetts - 1.44%
Chelsea
6.00%, 01/15/2018	260,000	272,147
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	768,860
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	153,892
1.66%, 12/01/2018	845,000	834,268
1.80%, 12/01/2019	200,000	197,870
1.93%, 12/01/2019	895,000	880,474
2.06%, 12/01/2020	105,000	101,845
2.21%, 06/01/2018	210,000	210,330
2.25%, 12/01/2021	250,000	244,385
2.45%, 12/01/2022	250,000	243,500
2.51%, 06/01/2019	160,000	160,685
2.55%, 06/01/2023	355,000	344,141
2.61%, 12/01/2019	600,000	603,060
2.65%, 12/01/2023	250,000	241,895
2.80%, 06/01/2024	275,000	267,217
2.90%, 12/01/2024	250,000	242,572
2.95%, 06/01/2025	250,000	242,038
3.00%, 12/01/2025	250,000	240,743
3.09%, 06/01/2020	200,000	202,060
3.15%, 06/01/2027	250,000	234,595
3.19%, 12/01/2020	315,000	318,679
3.45%, 12/01/2050 (b)	1,150,000	1,166,663
4.50%, 04/15/2054	3,935,790	3,893,166
4.55%, 12/01/2035	500,000	502,600
4.71%, 12/01/2037	1,780,000	1,792,282
4.75%, 12/01/2045	3,490,000	3,476,180
4.84%, 06/01/2043	4,455,000	4,508,727
5.00%, 12/01/2055	3,165,000	3,185,383
5.96%, 06/01/2017	235,000	237,465
6.50%, 12/01/2039	1,130,000	1,159,504
6.87%, 12/01/2030	495,000	535,110
		27,462,336
Michigan - 0.41%
Michigan State Housing Development Authority
0.76%, 06/01/2038 (b) (c)	860,000	860,000
2.00%, 10/01/2020	400,000	391,688
2.67%, 04/01/2020	275,000	275,803
2.77%, 10/01/2020	255,000	256,591
3.03%, 04/01/2021	435,000	439,920
3.13%, 10/01/2021	445,000	450,678
3.28%, 04/01/2022	450,000	456,484

The accompanying notes are an integral part of the financial statements.

22	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.53%, 04/01/2023	$465,000	$473,398
3.63%, 10/01/2023	450,000	460,139
3.74%, 10/01/2033	2,185,000	2,089,931
4.33%, 10/01/2029	1,640,000	1,686,002
		7,840,634
Minnesota - 0.21%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,539,144	2,431,636
3.80%, 07/01/2031	580,000	558,117
4.20%, 07/01/2037	920,000	878,996
5.76%, 01/01/2037	55,000	55,187
		3,923,936
Mississippi - 0.14%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	146,121
Mississippi State Home Corp.
3.05%, 12/01/2034	2,669,573	2,590,714
		2,736,835
Missouri - 0.02%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	165,152
Missouri State Housing Development Commission
2.65%, 11/01/2041	295,000	280,515
		445,667
New Hampshire - 0.09%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	785,000	799,004
4.00%, 07/01/2035	850,000	872,534
		1,671,538
New Jersey - 1.59%
New Jersey State Housing & Mortgage Finance Agency
2.01%, 11/01/2018	1,470,000	1,478,467
2.30%, 05/01/2019	1,245,000	1,255,421
2.35%, 11/01/2019	2,050,000	2,067,712
2.38%, 11/01/2017	80,000	80,248
2.65%, 11/01/2020	1,010,000	1,015,141
2.70%, 05/01/2019	360,000	363,222
2.78%, 05/01/2021	1,000,000	1,002,570
2.80%, 11/01/2019	375,000	378,390
2.88%, 11/01/2021	615,000	616,900
2.99%, 11/01/2019	100,000	101,439
3.03%, 05/01/2022	1,000,000	995,650
3.05%, 05/01/2020	390,000	391,626
3.27%, 11/01/2020	100,000	101,256
3.35%, 11/01/2020	395,000	401,178
3.42%, 05/01/2023	2,850,000	2,828,540
3.45%, 05/01/2021	405,000	412,513
3.55%, 11/01/2021	425,000	433,351
3.57%, 11/01/2021	70,000	71,427
3.65%, 05/01/2022	430,000	437,547
3.72%, 11/01/2022	125,000	127,365
3.80%, 11/01/2022	450,000	459,770
3.90%, 05/01/2023	460,000	468,229

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
4.00%, 11/01/2023	$475,000	$484,666
4.10%, 05/01/2024	485,000	497,659
4.20%, 11/01/2024	505,000	518,130
4.57%, 11/01/2027	900,000	904,293
4.63%, 11/01/2036	335,000	327,124
4.88%, 11/01/2029	2,500,000	2,549,200
4.89%, 11/01/2032	1,435,000	1,431,412
5.00%, 11/01/2046	425,000	419,581
5.09%, 11/01/2043	4,785,000	4,781,220
5.93%, 11/01/2028	1,625,000	1,626,852
6.13%, 11/01/2037	1,315,000	1,316,354
		30,344,453
New Mexico - 0.37%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	712,632	667,529
2.60%, 09/01/2040	4,885,000	4,647,491
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,745,000	1,792,761
		7,107,781
New York - 4.94%
New York City Housing Development Corp.
1.16%, 05/01/2017	910,000	910,382
1.31%, 11/01/2018	650,000	645,847
1.36%, 05/01/2019	1,535,000	1,519,880
1.44%, 05/01/2017	1,215,000	1,216,883
1.46%, 11/01/2019	1,000,000	988,170
1.54%, 02/01/2017	515,000	515,381
1.59%, 05/01/2017	785,000	786,358
1.59%, 11/01/2017	1,225,000	1,228,675
1.63%, 05/01/2020	2,250,000	2,203,785
1.73%, 05/01/2017	780,000	781,786
1.73%, 08/01/2017	730,000	732,256
1.73%, 11/01/2020	1,230,000	1,201,243
1.74%, 05/01/2018	1,240,000	1,241,910
1.75%, 11/01/2017	550,000	552,442
1.83%, 05/01/2021	1,830,000	1,780,553
1.93%, 11/01/2021	615,000	596,814
1.94%, 02/01/2018	550,000	551,952
2.01%, 05/01/2019	1,270,000	1,275,283
2.04%, 11/01/2018	805,000	809,685
2.04%, 05/01/2022	500,000	483,725
2.14%, 11/01/2022	100,000	96,499
2.24%, 05/01/2020	800,000	798,144
2.26%, 11/01/2018	630,000	636,073
2.31%, 02/01/2017	1,685,000	1,688,252
2.37%, 05/01/2024	500,000	476,680
2.43%, 05/01/2019	420,000	425,502
2.47%, 11/01/2024	135,000	128,372
2.49%, 05/01/2021	130,000	129,765
2.51%, 08/01/2017	1,710,000	1,722,808
2.59%, 11/01/2019	820,000	833,883
2.62%, 05/01/2026	500,000	472,220
2.64%, 11/01/2021	750,000	750,765
2.71%, 02/01/2018	1,730,000	1,750,691

The accompanying notes are an integral part of the financial statements.

24	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.74%, 05/01/2022	$710,000	$707,039
2.77%, 11/01/2021	1,295,000	1,302,977
2.77%, 11/01/2026	250,000	235,613
2.79%, 05/01/2017	2,195,000	2,209,904
2.84%, 11/01/2022	1,000,000	996,120
2.91%, 08/01/2018	1,750,000	1,780,362
2.95%, 05/01/2022	1,610,000	1,613,703
2.98%, 05/01/2023	1,245,000	1,242,448
3.03%, 11/01/2023	500,000	495,905
3.05%, 11/01/2022	705,000	707,235
3.11%, 02/01/2019	1,775,000	1,815,044
3.11%, 05/01/2023	1,525,000	1,533,525
3.16%, 11/01/2023	1,550,000	1,549,922
3.18%, 05/01/2024	1,070,000	1,063,109
3.23%, 11/01/2024	725,000	721,063
3.26%, 08/01/2019	1,805,000	1,859,529
3.28%, 05/01/2025	220,000	218,612
3.31%, 11/01/2024	1,610,000	1,619,821
3.33%, 11/01/2025	750,000	745,133
3.43%, 02/01/2020	1,830,000	1,880,563
3.58%, 08/01/2020	965,000	999,016
3.89%, 11/01/2029	995,000	1,019,178
4.32%, 11/01/2035	2,930,000	3,021,563
4.97%, 05/01/2019	1,455,000	1,520,126
5.27%, 08/01/2035	1,000,000	1,059,130
5.63%, 11/01/2024	3,250,000	3,456,960
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	970,315
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	757,352
2.72%, 07/15/2030	1,000,000	913,980
2.77%, 07/15/2031	1,960,000	1,782,522
3.11%, 07/15/2039	170,000	153,908
New York State Housing Finance Agency
0.68%, 11/01/2041 (b)	2,500,000	2,500,000
0.75%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.75%, 11/01/2046 (b)	5,000,000	5,000,000
0.77%, 11/01/2038 (b)	840,000	840,000
4.90%, 08/15/2025 (c)	230,000	234,290
5.05%, 08/15/2039 (c)	1,295,000	1,301,630
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	1,000,520
1.59%, 04/01/2018	2,000,000	1,997,180
1.66%, 04/01/2017	290,000	290,220
1.97%, 04/01/2018	970,000	971,251
2.43%, 10/01/2019	1,005,000	1,007,442
3.07%, 04/01/2023	490,000	486,482
3.40%, 10/01/2022	1,815,000	1,843,605
3.87%, 10/01/2025	4,355,000	4,451,158
		94,408,119
North Carolina - 0.33%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	411,250
2.81%, 07/01/2035	4,935,000	4,891,375

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
3.41%, 07/01/2022	$280,000	$286,292
4.01%, 01/01/2026	745,000	767,745
		6,356,662
Ohio - 0.52%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	9,455,452	9,140,112
3.25%, 03/01/2046	732,384	712,852
		9,852,964
Oregon - 0.02%
Portland
4.62%, 06/15/2018	325,000	337,730
6.03%, 06/15/2018	108,840	113,366
		451,096
Pennsylvania - 0.27%
Pennsylvania State Financing Authority
3.08%, 06/01/2023	500,000	483,570
4.86%, 06/01/2018	50,000	52,430
5.17%, 06/01/2017	600,000	612,162
5.41%, 06/01/2022	500,000	558,685
6.39%, 06/01/2024	225,000	257,866
Pennsylvania State Housing Finance Agency
0.75%, 10/01/2034 (b) (c)	635,000	635,000
0.75%, 10/01/2034 (b) (c)	2,600,000	2,600,000
		5,199,713
Rhode Island - 0.05%
Rhode Island State Housing & Mortgage Finance Corp.
3.77%, 10/01/2027	1,000,000	997,310

South Carolina - 0.26%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,725,000	3,612,356
4.00%, 07/01/2034	1,250,000	1,272,412
		4,884,768
South Dakota - 0.41%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	985,000	974,904
3.43%, 11/01/2031	1,595,000	1,512,060
3.50%, 11/01/2041	1,585,000	1,613,039
3.77%, 11/01/2035	3,000,000	2,833,620
3.80%, 05/01/2031	940,000	910,465
		7,844,088
Tennessee - 0.10%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	500,000	472,080
3.00%, 01/01/2028	480,000	454,387
3.50%, 07/01/2031	1,000,000	1,030,270
		1,956,737
Texas - 1.09%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	499,829
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	9,325,000	9,105,117

The accompanying notes are an integral part of the financial statements.

26	The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Texas State Department of Housing & Community Affairs
0.82%, 09/01/2036 (b)	$2,500,000	$2,500,000
2.88%, 07/01/2041	4,570,000	4,427,919
3.18%, 03/01/2039	4,400,000	4,279,572
		20,812,437
Utah - 0.66%
Utah State Housing Corp.
2.05%, 01/01/2043	2,661,000	2,558,046
2.15%, 01/01/2043	3,750,000	3,629,888
2.20%, 07/01/2041	3,310,000	3,092,334
2.70%, 07/01/2044	2,566,000	2,452,095
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	552,016
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	106,119
4.40%, 05/01/2019	200,000	213,650
		12,604,148
Virginia - 1.27%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	515,015
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	500,560
2.77%, 03/01/2018	1,000,000	1,003,960
3.10%, 06/25/2041	9,093,613	8,958,119
3.25%, 08/25/2042	1,933,776	1,870,251
3.40%, 12/01/2026	500,000	503,210
4.17%, 10/01/2032	1,000,000	1,019,100
4.25%, 10/25/2043	1,270,666	1,282,699
4.30%, 12/25/2043	2,371,332	2,397,132
5.28%, 03/01/2028	320,000	322,621
5.50%, 06/25/2034 (a)	1,911,455	1,900,989
5.50%, 03/25/2036 (a)	1,689,603	1,787,812
6.32%, 08/01/2019	1,980,000	2,101,156
		24,162,624
Washington - 0.34%
King County Housing Authority
6.38%, 12/31/2046	3,615,000	3,651,294
Port of Vancouver
3.60%, 12/01/2033	530,000	494,893
3.81%, 12/01/2036	1,000,000	939,170
3.91%, 12/01/2041	1,000,000	925,770
Washington State Housing Finance Commission
0.95%, 01/15/2037 (b)	525,000	525,000
		6,536,127

West Virginia - 0.12%
West Virginia State Housing Development Fund
1.23%, 05/01/2017	250,000	250,090
1.68%, 05/01/2019	250,000	249,295
1.95%, 05/01/2020	250,000	247,473
2.05%, 11/01/2020	325,000	321,259
2.30%, 11/01/2021	500,000	493,700

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount/Shares	Value
2.81%, 05/01/2018	$650,000	$662,057
		2,223,874
TOTAL MUNICIPAL BONDS
(Cost $415,397,146)		410,010,826

U.S. TREASURY OBLIGATIONS - 1.07%
U.S. Treasury Bonds
2.25%, 08/15/2046	11,000,000	9,308,750
2.50%, 05/15/2046	12,500,000	11,186,525
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $22,581,271)		20,495,275

ASSET-BACKED SECURITIES - 0.99%
HERO Funding Trust
3.08%, 09/20/2042 (a) (d)	8,798,793	8,535,005
3.75%, 09/20/2041 (a) (d)	3,308,743	3,304,703
Oportun Funding IV
3.28%, 11/08/2021 (d)	6,500,000	6,471,671
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	665,000	664,663
TOTAL ASSET-BACKED SECURITIES
(Cost $19,270,295)		18,976,042

CERTIFICATES OF DEPOSIT - 0.12%
Carver Federal Savings Bank
0.80%, 06/22/2017	1,000,000	1,000,000
Mechanics & Farmers Bank
0.10%, 12/18/2016	250,000	250,000
Self Help
0.87%, 12/31/2049	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,250,000)		2,250,000

SHORT-TERM INVESTMENT - 4.23%
Money Market Fund - 4.23%
First American Government Obligations Fund, Cl Z, 0.24% (e)	80,779,729	80,779,729
TOTAL SHORT-TERM INVESTMENT
(Cost $80,779,729)		80,779,729

Total Investments (Cost $1,951,358,088) - 101.22%		$1,933,375,236
Liabilities in Excess of Other Assets, Net - (1.22)%		(23,269,942)
NET ASSETS - 100.00%		$1,910,105,294

(a)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at November 30, 2016 is $35,499,847, which represents 1.86% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of November 30, 2016.
(c)	Security is subject to Alternative Minimum Tax.
(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2016, these securities amounted to $18,311,379, which represents 0.96% of total net assets.

The accompanying notes are an integral part of the financial statements.

28	The Community Reinvestment Act Qualified Investment Fund

(e)	Rate shown is the 7-day effective yield as of November 30, 2016.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

TBA — To Be Announced

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

Statement of Assets and Liabilities as of November 30, 2016

Assets:
Investments, at fair value (identified cost — $1,951,358,088 )	$1,933,375,236
Cash	346,131
Receivables:
Interest	7,035,168
Capital shares sold	953,791
Prepaid expenses	236,202
Total Assets	$1,941,946,528
Liabilities:
Payables:
Investment securities purchased	$26,778,115
Distributions to Shareholders	2,998,385
Capital shares redeemed	593,408
Investment advisory fees	473,759
Distribution fees	329,843
Shareholder servicing fees	257,282
Administration fees	88,576
Trustees' fees	19,286
Chief Compliance Officer fees	764
Other accrued expenses	301,816
Total Liabilities	$31,841,234
Net Assets:	$1,910,105,294
Net Assets consist of:
Paid-in capital	$1,952,460,908
Distributions in excess of net investment income	(3,598,129)
Accumulated net realized loss on investments	(20,774,633)
Net unrealized depreciation on investments	(17,982,852)
Net Assets	$1,910,105,294
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 143,208,794 shares outstanding)	$1,512,791,819
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 30,186,407 shares outstanding)	$318,522,303
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 7,471,476 shares outstanding)	$78,791,172
Net Asset Value, offering and redemption price per share — CRA Shares	$10.56
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.55
Net Asset Value, offering and redemption price per share — Retail Shares	$10.55

The accompanying notes are an integral part of the financial statements.

30	The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the six-month period ended
November 30, 2016

Investment Income:
Interest	$27,298,456
Dividends	31,789
Total investment income	27,330,245
Expenses:
Investment advisory fees	2,890,912
Distribution fees — CRA Shares	1,929,833
Distribution fees — Retail Shares	101,824
Special administrative services fees — CRA Shares	1,543,872
Shareholder servicing fees — Retail Shares	40,729
Accounting and administration fees	540,444
Trustees' fees	177,546
Professional fees	174,102
Transfer agent fees	113,855
Custodian fees	108,684
Insurance expense	107,303
Chief Compliance Officer fees	76,811
Registration and filing expenses	56,274
Printing fees	27,009
Other	76,178
Net expenses	7,965,376
Net investment income	19,364,869
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	2,111,785
Net change in unrealized appreciation/(depreciation) on investments	(47,054,988)
Net realized and unrealized loss on investments	(44,943,203)
Net decrease in net assets resulting from operations:	$(25,578,334)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2016 (Unaudited)	For the Fiscal Year Ended May 31, 2016
Operations:
Net investment income	$19,364,869	$34,129,119
Net realized gain on investments	2,111,785	1,343,122
Net change in unrealized appreciation (depreciation) on investments	(47,054,988)	5,478,036
Net increase (decrease) in net assets resulting from operations	(25,578,334)	40,950,277
Distributions to shareholders from:
Net investment income
CRA Shares	(17,776,837)	(31,356,899)
Institutional Shares	(4,208,789)	(5,813,779)
Retail Shares	(978,014)	(1,324,799)
Total distributions	(22,963,640)	(38,495,477)
Capital share transactions:
CRA Shares
Shares issued	80,798,297	153,941,098
Shares reinvested	5,522,694	9,653,912
Shares redeemed	(53,904,830)	(110,741,753)
	32,416,161	52,853,257
Institutional Shares
Shares issued	77,806,633	170,206,245
Shares reinvested	3,249,025	5,026,021
Shares redeemed	(49,253,667)	(53,607,208)
	31,801,991	121,625,058
Retail Shares
Shares issued	17,988,108	68,227,694
Shares reinvested	966,851	1,302,299
Shares redeemed	(24,279,861)	(17,275,258)
	(5,324,902)	52,254,735
Increase in net assets from capital share transactions	58,893,250	226,733,050
Increase in net assets	10,351,276	229,187,850
Net Assets:
Beginning of period/year	1,899,754,018	1,670,566,168
End of period/year	$1,910,105,294	$1,899,754,018
Undistributed (distributions in excess of) net investment income	$(3,598,129)	$642

The accompanying notes are an integral part of the financial statements.

32	The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Six-Month Period Ended November 30, 2016 (Unaudited)	For the Fiscal Year Ended May 31, 2016

Share Transactions:
CRA Shares
Shares issued	7,493,752	14,282,054
Shares reinvested	510,909	893,935
Shares redeemed	(5,033,486)	(10,265,993)
Increase in shares	2,971,175	4,909,996
CRA Shares outstanding at beginning of period/year	140,237,619	135,327,623
CRA Shares at end of period/year	143,208,794	140,237,619
Institutional Shares
Shares issued	7,179,510	15,762,090
Shares reinvested	300,941	465,628
Shares redeemed	(4,537,066)	(4,966,717)
Increase in shares	2,943,385	11,261,001
Institutional Shares outstanding at beginning of period/year	27,243,022	15,982,021
Institutional Shares at end of period/year	30,186,407	27,243,022
Retail Shares
Shares issued	1,654,425	6,321,065
Shares reinvested	89,546	120,686
Shares redeemed	(2,240,082)	(1,598,748)
Increase/(decrease) in shares	(496,111)	4,843,003
Retail Shares outstanding at beginning of period/year	7,967,587	3,124,584
Retail Shares at end of period/year	7,471,476	7,967,587

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

Financial Highlights—Per share data (for a share outstanding throughout each period/year)

			CRA Shares
	For the Six-Month Period Ended November 30, 2016 (Unaudited)		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Period/Year	$10.83		$10.82	$10.70	$10.91	$11.23	$10.91
Investment Operations:
Net investment income(a)	0.10		0.20	0.20	0.20	0.22	0.29
Net realized and unrealized gain (loss) on investments	(0.25)		0.04	0.15	(0.17)	(0.22)	0.41
Total from investment operations	(0.15)		0.24	0.35	0.03	—	0.70
Distributions from:
Net investment income	(0.12)		(0.23)	(0.23)	(0.22)	(0.25)	(0.31)
Net capital gains	—		—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.12)		(0.23)	(0.23)	(0.24)	(0.32)	(0.38)
Net Asset Value, End of Period/Year	$10.56		$10.83	$10.82	$10.70	$10.91	$11.23
Total return(b)	(1.36%)		2.22%	3.34%	0.37%	(0.09%)	6.51%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,512,792		$1,518,857	$1,464,075	$1,380,547	$1,292,720	$1,148,680
Ratio of expenses to average net assets
Before fee waiver	0.90	%(c)	0.91%	0.92%	0.94%	0.93%	0.94%
Ratio of net investment income to average net assets	1.93	%(c)	1.87%	1.89%	1.91%	1.97%	2.63%
Portfolio turnover rate	13	%(d)	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

34	The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Continued)

			Institutional Shares
	For the Six-Month Period Ended November 30, 2016 (Unaudited)		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Period/Year	$10.82		$10.81	$10.69	$10.91	$11.22	$10.90
Investment Operations:
Net investment income(a)	0.13		0.25	0.25	0.25	0.27	0.34
Net realized and unrealized gain (loss) on investments	(0.25)		0.04	0.15	(0.18)	(0.21)	0.41
Total from investment operations	(0.12)		0.29	0.40	0.07	0.06	0.75
Distributions from:
Net investment income	(0.15)		(0.28)	(0.28)	(0.27)	(0.30)	(0.36)
Net capital gains	—		—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.15)		(0.28)	(0.28)	(0.29)	(0.37)	(0.43)
Net Asset Value, End of Period/Year	$10.55		$10.82	$10.81	$10.69	$10.91	$11.22
Total return(b)	(1.14%)		2.69%	3.71%	0.83%	0.45%	6.99%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$318,522		$294,757	$172,736	$151,654	$186,257	$159,159
Ratio of expenses to average net assets
Before fee waiver	0.45	%(c)	0.46%	0.47%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.39	%(c)	2.32%	2.34%	2.36%	2.42%	3.07%
Portfolio turnover rate	13	%(d)	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

Financial Highlights—Per share data (for a share outstanding throughout each period/year) (Concluded)

			Retail Shares
	For the Six-Month Period Ended November 30, 2016 (Unaudited)		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Period/Year	$10.81		$10.80	$10.68	$10.89	$11.21	$10.89
Investment Operations:
Net investment income(a)	0.11		0.21	0.21	0.21	0.23	0.30
Net realized and unrealized gain (loss) on investments	(0.24)		0.04	0.15	(0.17)	(0.22)	0.41
Total from investment operations	(0.13)		0.25	0.36	0.04	0.01	0.71
Distributions from:
Net investment income	(0.13)		(0.24)	(0.24)	(0.23)	(0.26)	(0.32)
Net capital gains	—		—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.13)		(0.24)	(0.24)	(0.25)	(0.33)	(0.39)
Net Asset Value, End of Period/Year	$10.55		$10.81	$10.80	$10.68	$10.89	$11.21
Total return(b)	(1.22%)		2.34%	3.35%	0.57%	0.01%	6.62%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$78,791		$86,141	$33,755	$35,103	$40,624	$34,128
Ratio of expenses to average net assets
Before fee waiver	0.80	%(c)	0.81%	0.82%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	2.03	%(c)	1.97%	1.99%	2.01%	2.07%	2.73%
Portfolio turnover rate	13	%(d)	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

36	The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements November 30, 2016

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At November 30, 2016, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $35,499,847.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for

(Unaudited)	37

identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2016.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$9,093,143	$—		$9,093,143
U.S. Government & Agency Obligations	—	1,371,798,883	19,971,338		1,391,770,221
Municipal Bonds	—	406,322,025	3,688,801		410,010,826
U.S. Treasury Obligation	—	20,495,275	—		20,495,275
Asset-Backed Securities	—	7,136,334	11,839,708		18,976,042
Certificates of Deposit	—	2,250,000	—		2,250,000
Short-Term Investment	80,779,729	—	—		80,779,729
Total Investments in Securities	$80,779,729	$1,817,095,660	$35,499,847	*	$1,933,375,236

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

38	The Community Reinvestment Act Qualified Investment Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$27,467,305
Accrued discounts/premiums	(5,935)
Realized gain/(loss)	(8,566)
Change in appreciation/(depreciation)	(523,447)
Purchases	(4,727,773)
Sales	(8,709,227)
Amortization sold	(2,207)
Transfer into Level 3	9,283,985
Transfer out of Level 3	(2,802,797)
Ending balance as of November 30, 2016	$19,971,338
Change in unrealized gains included in earnings related to securities still held at reporting date	$125,235

Investments in Municipal Bonds
Beginning Balance as of June 1, 2016	$4,037,961
Accrued discounts/premiums	(459)
Realized gain/(loss)	5,927
Change in appreciation/(depreciation)	(31,522)
Purchases	—
Sales	(324,511)
Amortization sold	1,405
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2016	$3,688,801
Change in unrealized gains included in earnings related to securities still held at reporting date	$148,276

(Unaudited)	39

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2016	$3,538,118
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	8,301,590
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of November 30, 2016	$11,839,708
Change in unrealized losses included in earnings related to securities still held at reporting date	$(265,920)

For the six-month period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended November 30, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the six-month period ended November 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of November 30, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at November 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$ 15,047,255	Matrix Pricing	Structure	Lockout range 0-8 years (5.86 yr average lock out), remaining maturity term range 4.74-30.60 years (22.00 year average maturity range)
			Remaining Average Life	0.25 - 7.60 (3.76) years
			Coupon	6.00% - 7.43% (6.60%)
			Spread to benchmark	N+266 - N+288 (N+278)
			Offered Quotes variance to Mark	-3.19% - 1.90% (0.25%)

40	The Community Reinvestment Act Qualified Investment Fund

Financial Asset	Fair Value at November 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FNMA DUS	$ 748,980	Matrix Pricing	Structure	30YR Amortization / 16YR Balloon / 15.5YR Yield Maintenance Period
			Average Life	13.38
			Coupon	3.21%
			Spread	N+95
			Offered Quotes variance to Mark	0.33%
GNMA Multifamily - REMICs	$ 2,735,359	Matrix Pricing	Structure	4.97 year average life sequential payer
			Remaining Average Life	4.97
			Coupon	2.20%
			Spread to benchmark	N+90
			Offered Quotes variance to Mark	0.00%
Small Business Administration	$ 419,416	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.48 - 4.79 (3.14) years
			Coupon	5.63% - 6.08% (5.86%)
			Spread to Benchmark	N+140 - N+244 (N+192)
			Offered Quotes variance to Mark	Utilize dealer indications
USDA Loans	$ 1,020,328	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	4.07 - 8.74 (6.41) years
			Coupon	4.33% - 5.28% (4.81)%
			Spread to Benchmark	N+176 - N+199 (N+188)
			Offered Quotes variance to Mark	Utilize dealer indications
Taxable Municipal Bonds	$ 3,688,801	Matrix Pricing	Remaining Average Life	4.67-6.33 (5.50) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA to -12.36/tba (-9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

(Unaudited)	41

Financial Asset	Fair Value at November 30, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset-Backed Security	$ 11,839,708	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	5.82 - 6.01 (5.92) years
			Coupon	3.08% - 3.75% (3.42)%
			Spread to benchmark	N+185 - N+200 (N+193)
			Offered Quotes variance to Mark	-1.56%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

42	The Community Reinvestment Act Qualified Investment Fund

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(Unaudited)	43

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-month period ended November 30, 2016 were as follows:

	Shares	Amount
CRA Shares
Shares issued	7,493,752	$80,798,297
Shares reinvested	510,909	5,522,694
Shares redeemed	(5,033,486)	(53,904,830)
Net Increase	2,971,175	$32,416,161
Institutional Shares
Shares issued	7,179,510	$77,806,633
Shares reinvested	300,941	3,249,025
Shares redeemed	(4,537,066)	(49,253,667)
Net Increase	2,943,385	$31,801,991
Retail Shares
Shares issued	1,654,425	$17,988,108
Shares reinvested	89,546	966,851
Shares redeemed	(2,240,082)	(24,279,861)
Net Decrease	(496,111)	$(5,324,902)

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
CRA Shares
Shares issued	14,282,054	$153,941,098
Shares reinvested	893,935	9,653,912
Shares redeemed	(10,265,993)	(110,741,753)
Net Increase	4,909,996	$52,853,257
Institutional Shares
Shares issued	15,762,090	$170,206,245
Shares reinvested	465,628	5,026,021
Shares redeemed	(4,966,717)	(53,607,208)
Net Increase	11,261,001	$121,625,058
Retail Shares
Shares issued	6,321,065	$68,227,694
Shares reinvested	120,686	1,302,299
Shares redeemed	(1,598,748)	(17,275,258)
Net Increase	4,843,003	$52,254,735

44	The Community Reinvestment Act Qualified Investment Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-month period ended November 30, 2016, were as follows:

Purchases:
U.S. Government	$153,547,337
Other	140,281,536
Sales and Maturities:
U.S. Government	$190,497,792
Other	50,123,075

At November 30, 2016, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,951,358,088
Gross unrealized appreciation	17,319,507
Gross unrealized depreciation	(35,302,359)
Net depreciation on investments	$(17,982,852)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-month period ended November 30, 2016, the Advisor was entitled to receive advisory fees of $2,890,912.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the six-month period ended November 30, 2016, the Advisor was entitled to receive fees of $1,543,872 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s

(Unaudited)	45

distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-month period ended November 30, 2016, the Fund incurred distribution expenses of $1,929,833 and $101,824 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2017. For the six-month period ended November 30, 2016, the Fund incurred expenses under the Services Plan of $40,729.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the six-month period ended November 30, 2016.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

46	The Community Reinvestment Act Qualified Investment Fund

Accordingly, the following permanent differences as of May 31, 2016, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$4,366,910	$(4,366,910)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2016	Fiscal Year Ended May 31, 2015
Distributions declared from:
Ordinary income	$38,495,477	$35,445,851
Total Distributions	$38,495,477	$35,445,851

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,156,759
Capital loss carryforwards	(22,834,576)
Other temporary differences	(1,957,590)
Unrealized appreciation, net	27,821,767
Distributable earnings, net	$6,186,360

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2016, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$5,070,893	$17,763,683	$22,834,576

(Unaudited)	47

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

48	The Community Reinvestment Act Qualified Investment Fund

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of the report includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes,
President/Principal Executive Officer
Date: February 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: February 6, 2017

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer/Principal Financial Officer
Date: February 6, 2017